UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2015*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2015

MFS® CORPORATE BOND FUND

MFB-SEM

MFS® CORPORATE BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy remains vulnerable as central banks continue to play a major role in supporting growth.

Even the resilient U.S. economy has had slower growth, as a strong U.S. dollar and weak overseas markets have hurt exporters. However, robust consumer demand and a recovering housing market have aided the domestic economy, fueled by cheap gasoline and an improving labor market.

China’s transition to a consumer-based, slower-growth economy has weighed on many commodity-exporting nations. And concerns about weakness in China have eroded investor and business confidence around the world. Meanwhile, rising geopolitical concerns will weigh on the eurozone, which is still reliant on the European Central Bank’s support.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	76.5%
High Yield Corporates	16.2%
Emerging Markets Bonds	1.0%
Commercial Mortgage-Backed Securities	0.3%
Collateralized Debt Obligations	0.1%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	1.0%
A	18.7%
BBB	56.9%
BB	14.9%
B	1.7%
CCC (o)	0.0%
C	0.1%
Not Rated (o)	0.0%
Cash & Cash Equivalents	5.9%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	9.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2015 through October 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2015 through October 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.82%	$1,000.00	$987.82	$4.10
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
B	Actual	1.57%	$1,000.00	$984.04	$7.83
	Hypothetical (h)	1.57%	$1,000.00	$1,017.24	$7.96
C	Actual	1.57%	$1,000.00	$984.72	$7.83
	Hypothetical (h)	1.57%	$1,000.00	$1,017.24	$7.96
I	Actual	0.57%	$1,000.00	$989.05	$2.85
	Hypothetical (h)	0.57%	$1,000.00	$1,022.27	$2.90
R1	Actual	1.57%	$1,000.00	$984.74	$7.83
	Hypothetical (h)	1.57%	$1,000.00	$1,017.24	$7.96
R2	Actual	1.07%	$1,000.00	$986.57	$5.34
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
R3	Actual	0.82%	$1,000.00	$987.81	$4.10
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
R4	Actual	0.57%	$1,000.00	$989.77	$2.85
	Hypothetical (h)	0.57%	$1,000.00	$1,022.27	$2.90
R5	Actual	0.46%	$1,000.00	$989.57	$2.30
	Hypothetical (h)	0.46%	$1,000.00	$1,022.82	$2.34

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.1%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$3,190,000	$3,197,975

Asset-Backed & Securitized - 0.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	$1,584,393	$997,331
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	168,629	7,196
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	3,002,357
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25 (i)(z)	362,873	87,666
Greenwich Capital Commercial Funding Corp., FRN, 5.819%, 7/10/38	2,125,000	2,169,974
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	1,467,768	1,518,260
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.556%, 7/15/42 (n)	4,734,928	1,402,982
KKR Financial CLO Ltd., “C”, FRN, 1.771%, 5/15/21 (n)	3,651,630	3,626,069
LB Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/30 (i)	1,011,381	12,358
LB Commercial Conduit Mortgage Trust, FRN, 2.026%, 9/15/30 (i)	1,226,628	19,351
Morgan Stanley Capital I, Inc., FRN, 0.943%, 11/15/30 (i)(n)	5,283,465	91,865

		$12,935,409
Automotive - 3.2%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,379,025
Delphi Automotive PLC, 4.15%, 3/15/24	422,000	423,405
General Motors Co., 6.25%, 10/02/43	10,919,000	12,056,727
General Motors Financial Co., Inc., 2.75%, 5/15/16	1,740,000	1,751,390
General Motors Financial Co., Inc., 3.45%, 4/10/22	11,528,000	11,257,357
Hyundai Capital America, 2.6%, 3/19/20 (n)	5,374,000	5,281,820
Lear Corp., 4.75%, 1/15/23	7,510,000	7,556,938
Lear Corp., 5.375%, 3/15/24	5,835,000	6,053,813
Lear Corp., 5.25%, 1/15/25	8,915,000	9,093,300
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	15,991,106
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	16,138,000	15,421,069

		$88,265,950
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$21,949,435

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 1.5%
21st Century Fox America, Inc., 8.5%, 2/23/25	$4,931,000	$6,497,490
21st Century Fox America, Inc., 6.15%, 2/15/41	3,000,000	3,503,565
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)	928,000	909,124
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	13,911,795
Omnicom Group, Inc., 3.65%, 11/01/24	3,435,000	3,409,241
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,039,302
SES S.A., 3.6%, 4/04/23 (n)	1,680,000	1,672,848
Time Warner, Inc., 5.35%, 12/15/43	6,056,000	6,353,586

		$41,296,951
Brokerage & Asset Managers - 0.5%
CME Group, Inc., 3%, 3/15/25	$10,133,000	$10,075,049
Franklin Resources, Inc., 1.375%, 9/15/17	3,705,000	3,714,092

		$13,789,141
Building - 1.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$7,431,000	$7,353,554
Masco Corp., 4.45%, 4/01/25	5,390,000	5,403,475
Mohawk Industries, Inc., 6.125%, 1/15/16	9,452,000	9,545,178
Mohawk Industries, Inc., 3.85%, 2/01/23	11,265,000	11,361,676
Owens Corning, Inc., 4.2%, 12/15/22	4,120,000	4,165,806

		$37,829,689
Business Services - 1.9%
Equinix, Inc., 5.75%, 1/01/25	$7,334,000	$7,645,695
Fidelity National Information Services, Inc., 2%, 4/15/18	1,475,000	1,453,502
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,543,384
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,316,508
Fidelity National Information Services, Inc., 5%, 10/15/25	9,309,000	9,624,724
Fiserv, Inc., 2.7%, 6/01/20	8,911,000	8,920,526
MSCI, Inc., 5.75%, 8/15/25 (n)	7,935,000	8,367,458

		$51,871,797
Cable TV - 3.4%
CCO Holdings LLC, 5.25%, 9/30/22	$13,605,000	$13,780,586
CCO Safari II LLC, 6.384%, 10/23/35 (n)	8,610,000	8,869,058
Comcast Corp., 4.2%, 8/15/34	5,916,000	5,871,908
Comcast Corp., 4.65%, 7/15/42	1,789,000	1,851,123
Comcast Corp., 4.75%, 3/01/44	10,775,000	11,349,501
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,889,037
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,221,459
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	280,000	297,640
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,571,250
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	1,635,000	1,673,831

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 8.25%, 4/01/19	$6,150,000	$7,168,901
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,583,471
Time Warner Cable, Inc., 4.5%, 9/15/42	9,034,000	7,317,260
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,039,002
Videotron Ltd., 5%, 7/15/22	13,220,000	13,798,375

		$93,282,402
Chemicals - 1.6%
CF Industries, Inc., 5.15%, 3/15/34	$6,667,000	$6,570,002
CF Industries, Inc., 3.45%, 6/01/23	717,000	685,086
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	4,891,042
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	8,345,975
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,122,293
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	11,042,017
Monsanto Co., 4.7%, 7/15/64	8,975,000	7,644,654

		$44,301,069
Computer Software - 1.2%
Microsoft Corp., 3.125%, 11/03/25	$18,500,000	$18,720,224
Oracle Corp., 3.4%, 7/08/24	9,697,000	9,895,963
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,761,759

		$32,377,946
Computer Software - Systems - 0.7%
Apple, Inc., 2.7%, 5/13/22	$12,517,000	$12,629,265
Apple, Inc., 4.375%, 5/13/45	3,713,000	3,699,429
Seagate HDD Cayman, 3.75%, 11/15/18	4,052,000	4,101,248

		$20,429,942
Conglomerates - 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$12,204,000	$12,177,249

Consumer Products - 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$9,607,698
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,781,664
Mattel, Inc., 5.45%, 11/01/41	6,847,000	6,863,207
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,194,155

		$25,446,724
Consumer Services - 1.7%
ADT Corp., 4.125%, 6/15/23	$18,887,000	$18,178,737
Priceline Group, Inc., 3.65%, 3/15/25	7,059,000	7,031,159
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,798,775

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
Service Corp. International, 5.375%, 5/15/24	$18,149,000	$19,351,371

		$46,360,042
Containers - 1.9%
Ball Corp., 5%, 3/15/22	$9,522,000	$9,831,465
Ball Corp., 4%, 11/15/23	6,003,000	5,852,925
Ball Corp., 5.25%, 7/01/25	10,370,000	10,538,512
Crown American LLC, 4.5%, 1/15/23	15,217,000	15,255,043
Sealed Air Corp., 5.5%, 9/15/25 (n)	11,225,000	11,842,375

		$53,320,320
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,489,870

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/22	$4,412,000	$4,292,241
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	5,906,000	5,732,535

		$10,024,776
Electronics - 2.0%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,551,388
Flextronics International Ltd., 4.75%, 6/15/25 (n)	6,626,000	6,460,350
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,624,407
Lam Research Corp., 2.75%, 3/15/20	4,586,000	4,502,695
NXP B.V./NXP Funding LLC, 4.125%, 6/15/20 (n)	6,936,000	7,074,720
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,680,268
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,312,869
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,333,876

		$54,540,573
Emerging Market Quasi-Sovereign - 0.5%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$878,000	$824,223
Comision Federal de Electricidad, 5.75%, 2/14/42	8,403,000	7,888,303
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,539,271
Petroleos Mexicanos, 4.875%, 1/18/24	18,000	17,986

		$15,269,783
Energy - Independent - 1.3%
Cimarex Energy Co., 4.375%, 6/01/24	$13,053,000	$12,983,819
Concho Resources, Inc., 5.5%, 4/01/23	8,338,000	8,379,690
EQT Corp., 4.875%, 11/15/21	7,176,000	7,217,779
Pioneer Natural Resources Co., 7.5%, 1/15/20	5,653,000	6,463,985

		$35,045,273

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.521%, 1/15/20	$2,680,000	$2,719,375

Entertainment - 0.5%
Carnival Corp., 1.2%, 2/05/16	$8,000,000	$8,008,920
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,589,975

		$12,598,895
Financial Institutions - 2.9%
Aercap Ireland Capital Ltd., 4.625%, 10/30/20	$2,323,000	$2,407,209
CIT Group, Inc., 5%, 5/15/17	2,500,000	2,576,250
CIT Group, Inc., 4.25%, 8/15/17	9,647,000	9,864,057
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	3,025,644
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	8,025,220
GE Capital International Funding Co., 2.342%, 11/15/20 (z)	7,038,000	7,058,199
General Electric Capital Corp., 1.6%, 11/20/17	9,117,000	9,098,410
General Electric Capital Corp., 5.5%, 1/08/20	2,434,000	2,764,674
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,567,258
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	16,350,000
SLM Corp., 6%, 1/25/17	15,703,000	16,114,419

		$80,851,340
Food & Beverages - 5.3%
Conagra Foods, Inc., 1.9%, 1/25/18	$6,517,000	$6,482,147
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	19,707,044
Constellation Brands, Inc., 4.25%, 5/01/23	8,630,000	8,834,963
J.M. Smucker Co., 2.5%, 3/15/20	2,783,000	2,781,249
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	12,494,804
J.M. Smucker Co., 4.375%, 3/15/45	2,974,000	2,899,760
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)	5,595,000	5,413,163
Kraft Foods Group, Inc., 6.5%, 2/09/40	12,504,000	15,048,789
Kraft Heinz Co., 5%, 7/15/35 (n)	4,020,000	4,193,391
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	7,915,000	8,066,454
Mead Johnson Nutrition Co., 4.125%, 11/15/25	5,203,000	5,255,722
PepsiCo, Inc., 4.45%, 4/14/46	6,411,000	6,563,236
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	4,956,295
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	11,234,000	11,488,686
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	4,977,640
Tyson Foods, Inc., 6.6%, 4/01/16	7,881,000	8,055,219
Tyson Foods, Inc., 4.5%, 6/15/22	8,026,000	8,534,929
Tyson Foods, Inc., 5.15%, 8/15/44	3,239,000	3,393,863
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	4,938,156
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	2,809,000	2,911,394

		$146,996,904

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 1.3%
CVS Health Corp., 3.375%, 8/12/24	$100,000	$100,130
CVS Health Corp., 4.875%, 7/20/35	10,653,000	11,214,040
CVS Health Corp., 5.75%, 6/01/17	605,000	646,776
CVS Health Corp., 2.75%, 12/01/22	3,513,000	3,443,653
CVS Health Corp., 5.75%, 5/15/41	3,147,000	3,621,061
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	12,906,000	12,957,869
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	4,328,000	4,011,537

		$35,995,066
Forest & Paper Products - 1.6%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,291,976
International Paper Co., 6%, 11/15/41	5,640,000	6,214,936
International Paper Co., 4.8%, 6/15/44	8,669,000	8,058,616
Packaging Corp. of America, 3.9%, 6/15/22	13,788,000	14,130,673

		$43,696,201
Gaming & Lodging - 1.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$7,176,000	$7,186,125
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	18,655,132
Wyndham Worldwide Corp., 5.1%, 10/01/25	4,492,000	4,596,718

		$30,437,975
Insurance - 1.3%
American International Group, Inc., 4.7%, 7/10/35	$9,821,000	$10,017,096
American International Group, Inc., 4.5%, 7/16/44	12,351,000	12,094,779
Unum Group, 7.125%, 9/30/16	12,200,000	12,818,821
Unum Group, 4%, 3/15/24	1,537,000	1,565,103

		$36,495,799
Insurance - Health - 1.6%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,286,194
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,386,382
UnitedHealth Group, Inc., 4.625%, 7/15/35	20,120,000	21,351,042
Wellpoint, Inc., 1.875%, 1/15/18	9,382,000	9,417,173

		$45,440,791
Insurance - Property & Casualty - 2.6%
ACE INA Holdings, Inc., 2.3%, 11/03/20	$3,464,000	$3,466,071
ACE INA Holdings, Inc., 2.875%, 11/03/22	8,035,000	8,045,582
Aon Corp., 6.25%, 9/30/40	1,832,000	2,135,782
Aon PLC, 4.6%, 6/14/44	2,060,000	1,982,834
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,025,281
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	1,764,480
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,763,059

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	$8,346,000	$8,228,480
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,483,529
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,355,840
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	6,756,676
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	1,764,728
XL Group PLC, 5.75%, 10/01/21	6,890,000	7,771,293
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,548,000	1,570,446
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	5,023,543

		$71,137,624
Major Banks - 10.2%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$25,115,350
Bank of America Corp., 1.75%, 6/05/18	4,800,000	4,794,384
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,519,679
Bank of America Corp., 5.625%, 7/01/20	360,000	405,517
Bank of America Corp., 4.125%, 1/22/24	16,866,000	17,563,308
Bank of America Corp., 3.95%, 4/21/25	13,898,000	13,675,271
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,145,753
Bank of America Corp., FRN, 6.1%, 12/29/49	13,507,000	13,658,954
Goldman Sachs Group, Inc., 3.5%, 1/23/25	15,000,000	14,828,745
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	7,997,464
Goldman Sachs Group, Inc., 5.15%, 5/22/45	3,670,000	3,683,884
ING Bank N.V., 5.8%, 9/25/23 (n)	6,557,000	7,208,385
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,540,799
JPMorgan Chase & Co., 4.5%, 1/24/22	4,996,000	5,411,218
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	3,953,038
JPMorgan Chase & Co., 3.125%, 1/23/25	13,262,000	12,883,953
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,660,495
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,281,000	3,366,821
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,519,165
Morgan Stanley, 5.5%, 7/28/21	5,652,000	6,397,578
Morgan Stanley, 4%, 7/23/25	6,843,000	7,036,992
Morgan Stanley, 3.95%, 4/23/27	9,795,000	9,527,665
Morgan Stanley, 4.3%, 1/27/45	6,355,000	6,090,657
PNC Bank N.A., 2.6%, 7/21/20	11,281,000	11,404,177
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	7,724,596
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,849,929
Royal Bank of Scotland Group PLC, 8% to 8/10/25, FRN to 12/29/49	8,156,000	8,523,020
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,647,962
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,244,918
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	6,631,000	7,013,609
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	9,981,450

		$282,374,736

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 2.6%
Becton, Dickinson and Co., 3.734%, 12/15/24	$3,161,000	$3,234,196
Becton, Dickinson and Co., 4.685%, 12/15/44	9,974,000	10,125,535
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,530,000	5,489,620
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	7,974,435
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,644,213
HCA, Inc., 4.75%, 5/01/23	9,090,000	9,317,250
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	4,792,000	4,664,125
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,278,000	7,609,038
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,289,924
McKesson Corp., 7.5%, 2/15/19	920,000	1,067,031
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,740,964
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,162,389
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	11,190,000	11,427,787

		$71,746,507
Medical Equipment - 0.9%
Medtronic, Inc., 3.5%, 3/15/25	$9,646,000	$9,877,465
Medtronic, Inc., 4.375%, 3/15/35	3,694,000	3,825,551
Zimmer Holdings, Inc., 4.45%, 8/15/45	12,279,000	11,619,740

		$25,322,756
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	$3,016,000	$2,402,244
Freeport-McMoRan, Inc., 4%, 11/14/21	8,850,000	7,429,575
Kinross Gold Corp., 5.95%, 3/15/24	7,372,000	6,053,724
Plains Exploration & Production Co., 6.875%, 2/15/23	12,440,000	10,947,200
Southern Copper Corp., 6.75%, 4/16/40	2,884,000	2,751,506
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,545,353

		$31,129,602
Midstream - 5.3%
Access Midstream Partner LP, 4.875%, 3/15/24	$10,475,000	$9,428,663
AmeriGas Finance LLC, 7%, 5/20/22	7,913,000	8,348,215
APT Pipelines Ltd., 5%, 3/23/35 (n)	12,850,000	11,887,317
El Paso Corp., 7.75%, 1/15/32	4,075,000	4,124,401
El Paso Pipeline Partners LP, 6.5%, 4/01/20	5,018,000	5,457,175
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	1,846,847
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,464,516
Energy Transfer Partners LP, 6.5%, 2/01/42	2,418,000	2,249,707
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	7,040,158
Enterprise Products Operating LLC, 5.2%, 9/01/20	2,000,000	2,198,750
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	2,892,149
Enterprise Products Operating LLC, 4.45%, 2/15/43	4,527,000	3,890,997
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,231,000	2,940,352

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Partners LP, 6.3%, 9/15/17	$2,590,000	$2,802,727
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,554,800
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	4,698,420
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	3,745,000	3,548,200
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	100,000	89,510
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	3,666,429
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	932,222
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	5,922,000	4,865,444
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	3,685,000	3,454,688
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,549,997
ONEOK, Inc., 4.25%, 2/01/22	10,348,000	8,873,410
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	12,519,253
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	1,257,000	1,205,149
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	6,609,188
Sunoco Logistics Partners LP, 5.3%, 4/01/44	6,108,000	4,840,639
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	10,697,641
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	5,123,146

		$147,800,110
Natural Gas - Distribution - 0.6%
NiSource Finance Corp., 3.85%, 2/15/23	$10,894,000	$11,252,217
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	4,387,463

		$15,639,680
Network & Telecom - 2.1%
AT&T, Inc., 2.45%, 6/30/20	$5,778,000	$5,721,532
AT&T, Inc., 4.75%, 5/15/46	8,557,000	7,856,669
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	13,785,040
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	8,143,822
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	4,770,114
Verizon Communications, Inc., 6.55%, 9/15/43	15,460,000	18,506,053

		$58,783,230
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/44	$6,090,000	$5,523,094
Valero Energy Corp., 4.9%, 3/15/45	9,871,000	9,120,271

		$14,643,365
Other Banks & Diversified Financials - 2.9%
BPCE S.A., 4.5%, 3/15/25 (n)	$6,746,000	$6,642,213
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,219,627
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	7,093,050

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 1%, 11/06/15	$7,000,000	$7,000,091
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	14,316,879
Discover Bank, 7%, 4/15/20	17,724,000	20,408,849
Discover Financial Services, 3.95%, 11/06/24	300,000	297,725
Discover Financial Services, 3.75%, 3/04/25	3,622,000	3,524,829
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,146,000	4,081,935
Macquarie Group Ltd., 3%, 12/03/18 (n)	2,352,000	2,385,777
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,648,016
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,420,669

		$80,039,660
Personal Computers & Peripherals - 0.5%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$15,018,644

Pharmaceuticals - 5.8%
AbbVie, Inc., 1.75%, 11/06/17	$15,000,000	$15,142,290
AbbVie, Inc., 4.7%, 5/14/45	15,964,000	15,281,252
Actavis Funding SCS, 4.85%, 6/15/44	2,342,000	2,251,182
Actavis Funding SCS, 4.75%, 3/15/45	2,271,000	2,171,785
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	4,933,000	4,966,959
Biogen, Inc., 3.625%, 9/15/22	12,455,000	12,663,322
Celgene Corp., 2.875%, 8/15/20	18,498,000	18,615,370
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,131,190
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	10,737,409
Gilead Sciences, Inc., 3.65%, 3/01/26	21,622,000	21,860,015
Gilead Sciences, Inc., 4.5%, 2/01/45	4,419,000	4,287,194
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,544,569
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,797,662
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	8,453,000	7,523,170
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	3,180,000	3,174,139
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	4,032,762
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	3,962,009

		$159,142,279
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$6,913,713

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 5.4%, 2/01/43	$5,413,000	$2,895,955

Printing & Publishing - 0.4%
Gannett Co., Inc., 5.125%, 10/15/19	$10,838,000	$11,298,615

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$12,971,077
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,521,528
CSX Corp., 7.375%, 2/01/19	5,360,000	6,220,033
CSX Corp., 4.4%, 3/01/43	4,000,000	3,856,824

		$29,569,462
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$6,222,000	$6,070,420

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$6,162,000	$6,436,776
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,676,540
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,678,326

		$13,791,642
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$2,957,360
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	3,783,000	3,656,043

		$6,613,403
Real Estate - Retail - 1.1%
DDR Corp., REIT, 3.625%, 2/01/25	$6,848,000	$6,495,787
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	9,465,000	9,440,258
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,262,265
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	7,994,178

		$31,192,488
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43	$4,038,000	$3,258,537

Retailers - 3.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,077,000	$8,193,772
Best Buy Co., Inc., 5%, 8/01/18	8,415,000	8,961,975
Best Buy Co., Inc., 5.5%, 3/15/21	4,750,000	5,082,500
Dollar General Corp., 4.125%, 7/15/17	21,009,000	21,545,570
Dollar General Corp., 4.15%, 11/01/25	5,508,000	5,471,862
Gap, Inc., 5.95%, 4/12/21	23,607,000	25,100,827
Home Depot, Inc., 4.875%, 2/15/44	4,000,000	4,438,988
L Brands, Inc., 6.875%, 11/01/35 (n)	3,949,000	4,102,024
Limited Brands, Inc., 7%, 5/01/20	11,059,000	12,669,522
Limited Brands, Inc., 5.625%, 2/15/22	3,218,000	3,491,530

		$99,058,570

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.4%
Ecolab, Inc., 3%, 12/08/16	$4,728,000	$4,825,439
Ecolab, Inc., 2.25%, 1/12/20	600,000	600,175
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,322,688

		$9,748,302
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT, 4.5%, 1/15/18	$5,760,000	$6,047,032
American Tower Corp., REIT, 4.7%, 3/15/22	7,973,000	8,371,849
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	3,874,615
American Tower Corp., REIT, 4%, 6/01/25	12,172,000	12,028,614
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,034,995
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,918,463
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,511,908
SBA Tower Trust, 2.898%, 10/15/44 (n)	9,621,000	9,565,295

		$51,352,771
Tobacco - 3.3%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,371,284
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,041,748
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)	17,708,000	18,124,085
Philip Morris International, Inc., 4.875%, 11/15/43	7,949,000	8,532,918
Reynolds American, Inc., 8.125%, 6/23/19 (n)	6,504,000	7,690,551
Reynolds American, Inc., 6.75%, 6/15/17	7,310,000	7,876,934
Reynolds American, Inc., 2.3%, 8/21/17 (n)	9,055,000	9,179,334
Reynolds American, Inc., 6.875%, 5/01/20 (n)	5,000,000	5,786,525
Reynolds American, Inc., 3.25%, 6/12/20	2,947,000	3,019,151
Reynolds American, Inc., 4%, 6/12/22	5,408,000	5,668,860
Reynolds American, Inc., 3.25%, 11/01/22	3,040,000	3,024,663
Reynolds American, Inc., 4.45%, 6/12/25	4,045,000	4,220,913
Reynolds American, Inc., 5.7%, 8/15/35	4,634,000	5,069,258

		$90,606,224
Transportation - Services - 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)	$1,400,000	$1,521,832
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,391,000	2,419,491
ERAC USA Finance LLC, 7%, 10/15/37 (n)	3,679,000	4,522,852
ERAC USA Finance LLC, 5.625%, 3/15/42 (n)	2,420,000	2,598,192
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	1,850,000	1,719,989

		$12,782,356
Utilities - Electric Power - 2.4%
Alabama Power Co., 4.15%, 8/15/44	$4,231,000	$4,091,957
American Electric Power Co., Inc., 1.65%, 12/15/17	8,244,000	8,220,051
Berkshire Hathaway Energy, 4.5%, 2/01/45	5,432,000	5,434,531

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
CMS Energy Corp., 6.25%, 2/01/20	$6,891,000	$7,887,218
CMS Energy Corp., 5.05%, 3/15/22	5,159,000	5,724,174
Dominion Resources, Inc., 2.5%, 12/01/19	3,550,000	3,555,272
DTE Electric Co., 3.7%, 3/15/45	2,077,000	1,942,865
Duke Energy Corp., 1.625%, 8/15/17	3,267,000	3,278,105
EDP Finance B.V., 5.25%, 1/14/21 (n)	6,828,000	7,151,878
PPL Capital Funding, Inc., 4.2%, 6/15/22	2,500,000	2,615,350
PPL Capital Funding, Inc., 5%, 3/15/44	5,193,000	5,504,466
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	5,693,000	6,294,761
PSEG Power LLC, 5.32%, 9/15/16	1,727,000	1,785,751
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,168,247	2,168,581

		$65,654,960
Total Bonds (Identified Cost, $2,556,498,296)		$2,574,020,273

Money Market Funds - 6.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	191,030,094	$191,030,094
Total Investments (Identified Cost, $2,747,528,390)		$2,765,050,367

Other Assets, Less Liabilities - (0.0)%		(422,516)
Net Assets - 100.0%		$2,764,627,851

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $421,654,392 representing 15.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	$1,584,393	$997,331
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	164,691	7,196
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25	1/29/03	27,068	87,666

18

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
GE Capital International Funding Co., 2.342%, 11/15/20	10/26/15	$7,038,737	$7,058,199
Total Restricted Securities			$8,150,392
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,556,498,296)	$2,574,020,273
Underlying affiliated funds, at cost and value	191,030,094
Total investments, at value (identified cost, $2,747,528,390)	$2,765,050,367
Cash	8,559
Receivables for
Investments sold	8,393,220
Fund shares sold	7,678,903
Interest	28,308,550
Other assets	3
Total assets	$2,809,439,602
Liabilities
Payables for
Distributions	$657,638
Investments purchased	38,907,839
Fund shares reacquired	3,642,908
Payable to affiliates
Investment adviser	71,956
Shareholder servicing costs	1,197,055
Distribution and service fees	63,850
Payable for independent Trustees’ compensation	36,758
Accrued expenses and other liabilities	233,747
Total liabilities	$44,811,751
Net assets	$2,764,627,851
Net assets consist of
Paid-in capital	$2,761,953,835
Unrealized appreciation (depreciation) on investments	17,521,977
Accumulated net realized gain (loss) on investments	(10,060,719)
Accumulated distributions in excess of net investment income	(4,787,242)
Net assets	$2,764,627,851
Shares of beneficial interest outstanding	201,844,735

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,569,792,495	114,558,278	$13.70
Class B	73,795,885	5,397,269	13.67
Class C	257,879,450	18,881,269	13.66
Class I	547,630,318	39,980,534	13.70
Class R1	7,385,841	540,373	13.67
Class R2	60,681,730	4,428,145	13.70
Class R3	65,039,091	4,746,529	13.70
Class R4	142,651,093	10,407,757	13.71
Class R5	39,771,948	2,904,581	13.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.31 [100 / 95.75 x $13.70]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$57,132,694
Dividends from underlying affiliated funds	71,822
Total investment income	$57,204,516
Expenses
Management fee	$5,334,160
Distribution and service fees	3,973,723
Shareholder servicing costs	1,776,336
Administrative services fee	221,047
Independent Trustees’ compensation	28,271
Custodian fee	118,049
Shareholder communications	332,681
Audit and tax fees	35,919
Legal fees	10,664
Miscellaneous	133,812
Total expenses	$11,964,662
Fees paid indirectly	(15)
Reduction of expenses by investment adviser and distributor	(120,949)
Net expenses	$11,843,698
Net investment income	$45,360,818
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$1,042,315
Change in unrealized appreciation (depreciation) on investments	$(80,890,073)
Net realized and unrealized gain (loss) on investments	$(79,847,758)
Change in net assets from operations	$(34,486,940)

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/15 (unaudited)	Year ended 4/30/15
From operations
Net investment income	$45,360,818	$86,410,083
Net realized gain (loss) on investments	1,042,315	20,856,323
Net unrealized gain (loss) on investments	(80,890,073)	4,169,697
Change in net assets from operations	$(34,486,940)	$111,436,103
Distributions declared to shareholders
From net investment income	$(47,117,547)	$(94,218,312)
Change in net assets from fund share transactions	$40,491,681	$168,773,940
Total change in net assets	$(41,112,806)	$185,991,731
Net assets
At beginning of period	2,805,740,657	2,619,748,926
At end of period (including accumulated distributions in excess of net investment income of $4,787,242 and $3,030,513, respectively)	$2,764,627,851	$2,805,740,657

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.11		$14.02	$14.38	$13.86	$13.64	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.44	$0.46	$0.59	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.13	(0.28)	0.61	0.32	0.53
Total from investment operations	$(0.17)		$0.59	$0.16	$1.07	$0.91	$1.21
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.48)	$(0.55)	$(0.69)	$(0.74)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.50)	$(0.52)	$(0.55)	$(0.69)	$(0.74)
Net asset value, end of period (x)	$13.70		$14.11	$14.02	$14.38	$13.86	$13.64
Total return (%) (r)(s)(t)(x)	(1.22	)(n)	4.27	1.18	7.82	6.92	9.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.82	0.83	0.84	0.85
Expenses after expense reductions (f)	0.82	(a)	0.82	0.81	0.83	0.84	0.85
Net investment income	3.30	(a)	3.26	3.19	3.24	4.38	5.09
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$1,569,792		$1,572,022	$1,489,744	$1,766,159	$1,350,525	$884,807

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.08		$13.99	$14.35	$13.82	$13.60	$13.14
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.34	$0.35	$0.49	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.13	(0.29)	0.62	0.32	0.52
Total from investment operations	$(0.23)		$0.48	$0.05	$0.97	$0.81	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.37)	$(0.44)	$(0.59)	$(0.64)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.41)	$(0.44)	$(0.59)	$(0.64)
Net asset value, end of period (x)	$13.67		$14.08	$13.99	$14.35	$13.82	$13.60
Total return (%) (r)(s)(t)(x)	(1.60	)(n)	3.49	0.42	7.11	6.13	8.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.57	1.58	1.60	1.60
Expenses after expense reductions (f)	1.57	(a)	1.57	1.57	1.58	1.60	1.60
Net investment income	2.56	(a)	2.52	2.44	2.51	3.64	4.35
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$73,796		$80,296	$87,094	$112,822	$89,789	$63,614

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.06		$13.97	$14.33	$13.81	$13.58	$13.12
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.34	$0.35	$0.49	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.13	(0.29)	0.61	0.33	0.52
Total from investment operations	$(0.22)		$0.48	$0.05	$0.96	$0.82	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.37)	$(0.44)	$(0.59)	$(0.64)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.41)	$(0.44)	$(0.59)	$(0.64)
Net asset value, end of period (x)	$13.66		$14.06	$13.97	$14.33	$13.81	$13.58
Total return (%) (r)(s)(t)(x)	(1.53	)(n)	3.50	0.42	7.04	6.21	8.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.57	1.58	1.60	1.60
Expenses after expense reductions (f)	1.57	(a)	1.57	1.57	1.58	1.60	1.60
Net investment income	2.56	(a)	2.52	2.45	2.49	3.62	4.35
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$257,879		$271,920	$276,008	$412,671	$280,260	$152,326

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.11		$14.01	$14.38	$13.86	$13.64	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.47	$0.49	$0.62	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.14	(0.29)	0.61	0.33	0.53
Total from investment operations	$(0.16)		$0.63	$0.18	$1.10	$0.95	$1.24
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.53)	$(0.51)	$(0.58)	$(0.73)	$(0.78)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.53)	$(0.55)	$(0.58)	$(0.73)	$(0.78)
Net asset value, end of period (x)	$13.70		$14.11	$14.01	$14.38	$13.86	$13.64
Total return (%) (r)(s)(x)	(1.09	)(n)	4.60	1.36	8.09	7.18	9.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	0.57	0.58	0.60	0.60
Expenses after expense reductions (f)	0.57	(a)	0.57	0.57	0.58	0.60	0.60
Net investment income	3.55	(a)	3.50	3.43	3.44	4.58	5.31
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$547,630		$553,364	$446,377	$666,992	$361,290	$114,736

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.07		$13.98	$14.34	$13.82	$13.59	$13.13
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.34	$0.36	$0.50	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.12	(0.29)	0.60	0.32	0.52
Total from investment operations	$(0.22)		$0.48	$0.05	$0.96	$0.82	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.37)	$(0.44)	$(0.59)	$(0.64)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.41)	$(0.44)	$(0.59)	$(0.64)
Net asset value, end of period (x)	$13.67		$14.07	$13.98	$14.34	$13.82	$13.59
Total return (%) (r)(s)(x)	(1.53	)(n)	3.49	0.42	7.04	6.21	8.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.57	1.58	1.60	1.61
Expenses after expense reductions (f)	1.57	(a)	1.57	1.57	1.58	1.60	1.61
Net investment income	2.56	(a)	2.53	2.44	2.58	3.67	4.38
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$7,386		$7,978	$21,548	$8,672	$10,894	$9,492

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.11		$14.02	$14.38	$13.86	$13.63	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.41	$0.43	$0.56	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.13	(0.29)	0.60	0.33	0.52
Total from investment operations	$(0.19)		$0.55	$0.12	$1.03	$0.89	$1.17
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.44)	$(0.51)	$(0.66)	$(0.71)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.46)	$(0.48)	$(0.51)	$(0.66)	$(0.71)
Net asset value, end of period (x)	$13.70		$14.11	$14.02	$14.38	$13.86	$13.63
Total return (%) (r)(s)(x)	(1.34	)(n)	4.01	0.93	7.56	6.73	9.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	1.07	1.08	1.10	1.10
Expenses after expense reductions (f)	1.07	(a)	1.07	1.07	1.08	1.10	1.10
Net investment income	3.06	(a)	3.01	2.94	3.03	4.15	4.85
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$60,682		$74,307	$77,290	$73,594	$112,858	$66,050

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.11		$14.02	$14.38	$13.86	$13.63	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.44	$0.46	$0.60	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.13	(0.28)	0.61	0.32	0.52
Total from investment operations	$(0.17)		$0.59	$0.16	$1.07	$0.92	$1.20
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.48)	$(0.55)	$(0.69)	$(0.74)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.50)	$(0.52)	$(0.55)	$(0.69)	$(0.74)
Net asset value, end of period (x)	$13.70		$14.11	$14.02	$14.38	$13.86	$13.63
Total return (%) (r)(s)(x)	(1.22	)(n)	4.27	1.18	7.82	6.99	9.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.82	0.83	0.85	0.85
Expenses after expense reductions (f)	0.82	(a)	0.82	0.82	0.83	0.84	0.85
Net investment income	3.30	(a)	3.26	3.19	3.26	4.40	5.11
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$65,039		$69,696	$63,349	$68,674	$63,099	$50,351

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.11		$14.02	$14.38	$13.87	$13.64	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.48	$0.49	$0.63	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.14	(0.29)	0.60	0.33	0.52
Total from investment operations	$(0.15)		$0.63	$0.19	$1.09	$0.96	$1.24
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.54)	$(0.51)	$(0.58)	$(0.73)	$(0.78)
From net realized gain on investments	—		—	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.54)	$(0.55)	$(0.58)	$(0.73)	$(0.78)
Net asset value, end of period (x)	$13.71		$14.11	$14.02	$14.38	$13.87	$13.64
Total return (%) (r)(s)(x)	(1.02	)(n)	4.53	1.43	8.01	7.26	9.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	0.57	0.58	0.59	0.60
Expenses after expense reductions (f)	0.57	(a)	0.57	0.57	0.58	0.59	0.60
Net investment income	3.55	(a)	3.51	3.44	3.46	4.65	5.34
Portfolio turnover	14	(n)	29	31	47	47	58
Net assets at end of period (000 omitted)	$142,651		$150,116	$139,924	$144,755	$82,516	$71,481
See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R5			2015	2014	2013 (i)

Net asset value, beginning of period	$14.10		$14.01	$14.38	$13.82
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.51	$0.49	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.13	(0.29)	0.64
Total from investment operations	$(0.15)		$0.64	$0.20	$1.10
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.55)	$(0.53)	$(0.54)
From net realized gain on investments	—		—	(0.04)	—
Total distributions declared to shareholders	$(0.26)		$(0.55)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$13.69		$14.10	$14.01	$14.38
Total return (%) (r)(s)(x)	(1.04	)(n)	4.64	1.47	8.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.47	0.46	0.49	(a)
Expenses after expense reductions (f)	0.46	(a)	0.46	0.46	0.49	(a)
Net investment income	3.62	(a)	3.61	3.57	3.52	(a)
Portfolio turnover	14	(n)	29	31	47
Net assets at end of period (000 omitted)	$39,772		$26,041	$18,414	$110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets

33

Notes to Financial Statements (unaudited) – continued

and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

34

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$15,269,783	$—	$15,269,783
U.S. Corporate Bonds	—	2,320,188,118	—	2,320,188,118
Residential Mortgage-Backed Securities	—	7,196	—	7,196
Commercial Mortgage-Backed Securities	—	8,304,813	—	8,304,813
Asset-Backed Securities (including CDOs)	—	4,623,400	—	4,623,400
Foreign Bonds	—	225,626,963	—	225,626,963
Mutual Funds	191,030,094	—	—	191,030,094
Total Investments	$191,030,094	$2,574,020,273	$—	$2,765,050,367

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been

35

Notes to Financial Statements (unaudited) – continued

accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/15
Ordinary income (including any short-term capital gains)	$94,218,312

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/15
Cost of investments	$2,764,840,011
Gross appreciation	55,989,221
Gross depreciation	(55,778,865)
Net unrealized appreciation (depreciation)	$210,356

As of 4/30/15
Undistributed ordinary income	6,187,096
Undistributed long-term capital gain	6,126,125
Other temporary differences	(8,606,433)
Net unrealized appreciation (depreciation)	80,571,715

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are

36

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/15	Year ended 4/30/15
Class A	$26,763,091	$53,604,517
Class B	1,024,405	2,346,924
Class C	3,571,496	7,568,963
Class I	10,115,487	19,142,637
Class R1	102,014	391,876
Class R2	1,111,369	2,532,403
Class R3	1,146,364	2,428,325
Class R4	2,710,368	5,388,337
Class R5	572,953	814,330
Total	$47,117,547	$94,218,312

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2015, this management fee reduction amounted to $97,803, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $155,714 for the six months ended October 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

37

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,958,860
Class B	0.75%	0.25%	1.00%	1.00%	382,799
Class C	0.75%	0.25%	1.00%	1.00%	1,334,676
Class R1	0.75%	0.25%	1.00%	1.00%	38,142
Class R2	0.25%	0.25%	0.50%	0.50%	175,376
Class R3	—	0.25%	0.25%	0.25%	83,870
Total Distribution and Service Fees					$3,973,723

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2015, this rebate amounted to $22,898, $51, $126, and $71 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2015, were as follows:

Amount
Class A	$10,994
Class B	79,023
Class C	16,389

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2015, the fee was $184,865, which equated to 0.0133% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,591,471.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

38

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.0159 % of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,299 and the Retirement Deferral plan resulted in a net decrease in expense of $706. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $36,748 at October 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2015, the fee paid by the fund under this agreement was $3,245 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

39

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended October 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $414,656,886 and $374,668,933, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,661,451	$174,186,661	26,084,416	$367,599,057
Class B	184,990	2,535,339	476,603	6,702,885
Class C	2,096,531	28,714,176	3,516,001	49,364,556
Class I	8,004,319	110,143,763	17,406,902	245,290,978
Class R1	46,345	634,765	219,380	3,079,119
Class R2	434,469	5,972,731	1,277,464	18,000,209
Class R3	369,546	5,081,242	1,381,026	19,475,531
Class R4	1,382,506	18,986,494	2,569,496	36,265,252
Class R5	1,210,650	16,549,162	892,208	12,527,476
	26,390,807	$362,804,333	53,823,496	$758,305,063

Shares issued to shareholders in reinvestment of distributions
Class A	1,855,089	$25,480,247	3,581,438	$50,526,530
Class B	70,530	966,794	156,977	2,209,322
Class C	213,194	2,919,354	429,853	6,043,118
Class I	596,848	8,196,132	1,054,900	14,878,458
Class R1	7,443	101,996	26,980	379,344
Class R2	75,665	1,039,549	169,843	2,395,510
Class R3	83,367	1,145,241	171,996	2,426,065
Class R4	197,142	2,709,214	381,383	5,381,743
Class R5	36,586	502,206	57,736	814,330
	3,135,864	$43,060,733	6,031,106	$85,054,420

Shares reacquired
Class A	(11,361,902)	$(156,137,391)	(24,536,039)	$(345,689,967)
Class B	(561,294)	(7,703,300)	(1,157,964)	(16,277,128)
Class C	(2,762,835)	(37,829,857)	(4,368,603)	(61,327,660)
Class I	(7,851,343)	(107,797,955)	(11,085,698)	(156,145,720)
Class R1	(80,292)	(1,101,765)	(1,220,779)	(17,147,404)
Class R2	(1,348,105)	(18,532,833)	(1,695,036)	(23,865,433)
Class R3	(645,635)	(8,882,529)	(1,132,893)	(15,971,188)
Class R4	(1,807,770)	(24,790,357)	(2,294,365)	(32,273,540)
Class R5	(189,161)	(2,597,398)	(417,845)	(5,887,503)
	(26,608,337)	$(365,373,385)	(47,909,222)	$(674,585,543)

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Net change
Class A	3,154,638	$43,529,517	5,129,815	$72,435,620
Class B	(305,774)	(4,201,167)	(524,384)	(7,364,921)
Class C	(453,110)	(6,196,327)	(422,749)	(5,919,986)
Class I	749,824	10,541,940	7,376,104	104,023,716
Class R1	(26,504)	(365,004)	(974,419)	(13,688,941)
Class R2	(837,971)	(11,520,553)	(247,729)	(3,469,714)
Class R3	(192,722)	(2,656,046)	420,129	5,930,408
Class R4	(228,122)	(3,094,649)	656,514	9,373,455
Class R5	1,058,075	14,453,970	532,099	7,454,303
	2,918,334	$40,491,681	11,945,380	$168,773,940

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2015, the fund’s commitment fee and interest expense were $4,381 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	134,480,965	387,545,337	(330,996,208)	191,030,094

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$71,822	$191,030,094

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

42

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

43

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

44

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2015

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy remains vulnerable as central banks continue to play a major role in supporting growth.

Even the resilient U.S. economy has had slower growth, as a strong U.S. dollar and weak overseas markets have hurt exporters. However, robust consumer demand and a recovering housing market have aided the domestic economy, fueled by cheap gasoline and an improving labor market.

China’s transition to a consumer-based, slower-growth economy has weighed on many commodity-exporting nations. And concerns about weakness in China have eroded investor and business confidence around the world. Meanwhile, rising geopolitical concerns will weigh on the eurozone, which is still reliant on the European Central Bank’s support.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	67.2%
Asset-Backed Securities	12.6%
Non-U.S. Government Bonds	5.8%
U.S. Treasury Securities	5.5%
Emerging Market Bonds	3.5%
Mortgage-Backed Securities	1.9%
U.S. Government Agencies	1.0%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Debt Obligations	0.6%
High Yield Corporates	0.2%
Residential Mortgage-Backed Securities	0.2%

Composition including fixed income credit quality (a)(i)
AAA	17.3%
AA	11.9%
A	32.3%
BBB	28.4%
BB	0.2%
B	0.2%
CCC (o)	0.0%
CC	0.1%
C	0.3%
D (o)	0.0%
U.S. Government	2.8%
Federal Agencies	2.9%
Not Rated	2.9%
Cash & Cash Equivalents	3.4%
Other	(2.7)%

Portfolio facts (i)
Average Duration (d)	1.5
Average Effective Maturity (m)	1.8 yrs.

Issuer country weightings (i)(x)
United States	65.3%
United Kingdom	4.5%
France	3.6%
Japan	3.2%
Netherlands	3.0%
Sweden	3.0%
Germany	2.7%
Australia	2.6%
Switzerland	2.2%
Other Countries	9.9%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2015 through October 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2015 through October 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.75%	$1,000.00	$998.84	$3.77
	Hypothetical (h)	0.75%	$1,000.00	$1,021.37	$3.81
B	Actual	1.50%	$1,000.00	$995.07	$7.52
	Hypothetical (h)	1.50%	$1,000.00	$1,017.60	$7.61
C	Actual	1.60%	$1,000.00	$994.59	$8.02
	Hypothetical (h)	1.60%	$1,000.00	$1,017.09	$8.11
I	Actual	0.60%	$1,000.00	$999.56	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
R1	Actual	1.60%	$1,000.00	$994.58	$8.02
	Hypothetical (h)	1.60%	$1,000.00	$1,017.09	$8.11
R2	Actual	1.00%	$1,000.00	$997.59	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R3	Actual	0.85%	$1,000.00	$998.34	$4.27
	Hypothetical (h)	0.85%	$1,000.00	$1,020.86	$4.32
R4	Actual	0.60%	$1,000.00	$999.59	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
R5	Actual	0.51%	$1,000.00	$999.99	$2.56
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
529A	Actual	0.79%	$1,000.00	$998.59	$3.97
	Hypothetical (h)	0.79%	$1,000.00	$1,021.17	$4.01
529B	Actual	1.56%	$1,000.00	$996.40	$7.83
	Hypothetical (h)	1.56%	$1,000.00	$1,017.29	$7.91
529C	Actual	1.64%	$1,000.00	$996.01	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.2%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 14.1%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.474%, 10/10/17	$1,135,387	$1,135,062
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	2,463,772	2,462,870
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	4,060,000	4,051,917
ARI Fleet Lease Trust, “A”, FRN, 0.496%, 1/15/21 (n)	1,123,913	1,121,295
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,420,668	1,420,187
Babson Ltd., CLO, “A1”, FRN, 0.54%, 1/18/21 (z)	1,320,213	1,303,545
Bayview Commercial Asset Trust, FRN, 0.507%, 8/25/35 (z)	705,406	631,460
Bayview Commercial Asset Trust, FRN, 0.467%, 4/25/36 (z)	605,257	540,915
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	3,014,854	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,502,055	1,495,507
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	53,671	57,111
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	758,668	477,561
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.514%, 2/21/17	5,556,388	5,551,919
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	3,860,315	3,858,302
Cent CDO XI Ltd., “A1”, FRN, 0.583%, 4/25/19 (n)	2,636,984	2,583,822
Chesapeake Funding LLC, “A”, FRN, 0.944%, 11/07/23 (n)	204,692	203,881
Chesapeake Funding LLC, “A”, FRN, 0.644%, 1/07/25 (n)	2,786,735	2,783,914
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.694%, 2/07/27 (n)	4,990,000	4,942,627
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	6,024,226	6,025,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,519,099	1,556,296
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	3,517,350	3,516,089
CNH Wholesale Master Note Trust, “A”, FRN, 0.796%, 8/15/19 (n)	8,000,000	7,988,449
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32 (i)(z)	2,628,106	8,068
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	5,056,000	5,052,024
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	1,879,453	1,980,008
Credit-Based Asset Servicing & Securitization LLC, 4.102%, 12/25/35	579,298	572,139
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.01%, 1/25/37 (d)(q)	2,402,175	1,262,129

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.974%, 3/25/37 (d)(q)	$3,425,672	$2,058,929
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	2,628,565	2,774,053
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	2,208,626	2,204,746
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	3,594,731	3,585,030
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	2,293,286	2,292,660
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	3,241,140	3,231,551
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,498,000	1,511,580
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	6,367,000	6,416,843
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.596%, 1/15/20	5,870,000	5,834,231
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.574%, 7/20/19	7,300,000	7,259,630
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	3,351,956	3,348,885
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/18	5,400,000	5,395,152
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	2,837,225	2,835,243
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21 (z)	1,201,775	1,193,517
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.747%, 12/10/27 (n)	4,085,403	4,075,130
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	3,154,444	3,154,408
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	7,550,000	7,548,291
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	3,470,000	3,466,885
IMPAC CMB Trust, FRN, 0.937%, 11/25/34	218,986	206,423
IMPAC CMB Trust, FRN, 1.117%, 11/25/34	230,511	214,861
IMPAC Secured Assets Corp., FRN, 0.547%, 5/25/36	624,136	604,337
Interstar Millennium Trust, FRN, 0.736%, 3/14/36	160,152	154,162
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,604,550	3,724,986
Kingsland III Ltd., “A1”, CDO, FRN, 0.544%, 8/24/21 (n)	1,374,556	1,366,957
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21 (z)	1,699,623	1,691,876
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	844,233	843,903
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	5,003,431	5,001,987
LB Commercial Conduit Mortgage Trust, FRN, 1.45%, 10/15/35 (i)	2,085,204	65,196
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.516%, 2/15/17	3,873,170	3,871,080

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/18	$4,980,000	$4,979,556
Merrill Lynch Mortgage Investors, Inc., 4.479%, 2/25/37 (d)(q)	1,952,983	398,539
Morgan Stanley Capital I, Inc., FRN, 1.449%, 3/15/31 (i)(z)	257,151	12
Motor PLC, 2014-1A, “A1”, FRN, 0.677%, 8/25/21 (n)	1,339,147	1,337,013
Motor PLC, 2015-1A, “A1”, FRN, 0.797%, 6/25/22 (n)	4,765,000	4,746,798
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	6,561,000	6,549,309
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.496%, 2/15/18	7,030,000	7,027,279
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,083,069	1,086,527
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.364%, 12/25/36 (d)(q)	1,764,765	1,143,143
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	3,600,325	3,585,172
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	5,830,000	5,835,972
Thornburg Mortgage Securities Trust, FRN, 0.877%, 4/25/43	673,270	657,186
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	3,480,000	3,480,022
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.447%, 5/17/32 (n)	2,340,000	2,289,249
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.404%, 10/20/16	253,738	253,357
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.544%, 7/22/19 (n)	11,000,000	10,864,376
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	1,771,891	1,766,164

		$204,514,323
Automotive - 5.1%
American Honda Finance Corp., 1.6%, 7/13/18	$2,630,000	$2,627,549
American Honda Finance Corp., FRN, 0.776%, 9/20/17	2,150,000	2,152,408
American Honda Finance Corp., FRN, 0.707%, 5/26/16 (n)	3,570,000	3,575,144
American Honda Finance Corp., FRN, 0.823%, 10/07/16	3,010,000	3,018,398
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,710,673
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,800,658
Daimler Finance North America LLC, FRN, 0.98%, 8/01/16 (n)	5,040,000	5,036,653
Daimler Finance North America LLC, FRN, 0.64%, 8/01/17 (n)	4,000,000	3,964,196
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,212,827
Ford Motor Credit Co. LLC, FRN, 0.852%, 9/08/17	4,890,000	4,820,846
Ford Motor Credit Co. LLC, FRN, 1.259%, 1/09/18	2,600,000	2,580,882
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	4,620,000	4,674,262
Hyundai Capital America, 2.4%, 10/30/18 (z)	2,600,000	2,600,575
Hyundai Capital America, 2%, 3/19/18 (n)	6,625,000	6,577,982
Nissan Motor Acceptance Corp., FRN, 1.026%, 9/26/16 (n)	5,500,000	5,503,625
Nissan Motor Acceptance Corp., FRN, 0.884%, 3/03/17 (n)	3,030,000	3,024,813
Toyota Motor Credit Corp., FRN, 0.705%, 1/17/19	5,320,000	5,277,158

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Volkswagen Group of America Finance LLC, FRN, 0.699%, 5/23/17 (n)	$3,620,000	$3,481,832
Volkswagen Group of America Finance LLC, FRN, 0.773%, 11/20/17 (n)	3,000,000	2,864,352
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,540,046

		$74,044,879
Banks & Diversified Financials (Covered Bonds) - 1.1%
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	$4,260,000	$4,260,000
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	2,540,000	2,541,252
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	3,800,000	3,807,296
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,707,304
SpareBank 1 Boligkreditt A.S., 2.625%, 5/26/17 (n)	2,260,000	2,282,982

		$16,598,834
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,862,000	$1,848,903

Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 9/15/17	$1,222,000	$1,224,999
NYSE Euronext, 2%, 10/05/17	3,266,000	3,303,059

		$4,528,058
Business Services - 0.6%
Cisco Systems, Inc., FRN, 0.614%, 3/03/17	$6,150,000	$6,152,774
Fidelity National Information Services, Inc., 2.85%, 10/15/18	3,160,000	3,193,430

		$9,346,204
Cable TV - 0.1%
NBCUniversal Enterprise Co., FRN, 0.857%, 4/15/16 (n)	$1,450,000	$1,451,633

Chemicals - 1.2%
CF Industries, Inc., 6.875%, 5/01/18	$6,972,000	$7,715,745
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	4,320,000	4,302,595
Dow Chemical Co., 8.55%, 5/15/19	2,900,000	3,487,711
LyondellBasell Industries N.V., 5%, 4/15/19	1,740,000	1,872,042

		$17,378,093
Computer Software - 0.7%
Intuit, Inc., 5.75%, 3/15/17	$1,220,000	$1,288,682
Microsoft Corp., 2%, 11/03/20	8,646,000	8,667,079

		$9,955,761
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.55%, 5/03/18	$3,720,000	$3,721,845

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,665,009
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	8,023,648
Pentair Finance S.A., 1.35%, 12/01/15	4,610,000	4,610,383

		$14,299,040
Consumer Products - 1.2%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,411,252
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,029,770
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,051,849
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,755,186
Newell Rubbermaid, Inc., 2.875%, 12/01/19	4,240,000	4,270,134
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	5,585,000	5,598,784

		$17,116,975
Consumer Services - 0.4%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$3,189,000	$3,201,035
Western Union Co., 2.375%, 12/10/15	1,970,000	1,973,497

		$5,174,532
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$2,270,000	$2,266,756
Arrow Electronics, Inc., 3%, 3/01/18	1,326,000	1,334,492
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	4,611,000	4,505,413

		$8,106,661
Electronics - 1.7%
Applied Materials, Inc., 2.65%, 6/15/16	$1,670,000	$1,692,513
Intel Corp., 1.35%, 12/15/17	6,765,000	6,794,394
Lam Research Corp., 2.75%, 3/15/20	2,303,000	2,261,166
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,511,361
Tyco Electronics Group S.A., FRN, 0.524%, 1/29/16	10,000,000	9,999,530
Xilinx, Inc., 2.125%, 3/15/19	2,410,000	2,400,818

		$24,659,782
Emerging Market Quasi-Sovereign - 1.4%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,565,313
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	3,762,000	3,762,000
Korea Development Bank, 1%, 1/22/16	3,000,000	3,000,252
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,772,789
Petroleos Mexicanos, 3.125%, 1/23/19	2,522,000	2,499,907
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	4,456,000	4,433,649

		$20,033,910

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.8%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$7,634,321
Apache Corp., 6.9%, 9/15/18	2,183,000	2,470,619
Canadian Natural Resources Ltd., FRN, 0.702%, 3/30/16	1,560,000	1,555,771

		$11,660,711
Energy - Integrated - 1.5%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,362,182
BP Capital Markets PLC, 0.7%, 11/06/15	1,142,000	1,142,046
BP Capital Markets PLC, 2.521%, 1/15/20	3,049,000	3,093,796
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,775,145
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,659,851
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,433,307
Shell International Finance B.V., FRN, 0.53%, 11/15/16	2,740,000	2,741,617
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,679,507

		$21,887,451
Financial Institutions - 1.2%
General Electric Capital Corp., FRN, 0.933%, 12/11/15	$2,500,000	$2,501,418
General Electric Capital Corp., FRN, 0.918%, 1/08/16	3,270,000	3,273,031
General Electric Capital Corp., FRN, 0.551%, 1/14/16	6,750,000	6,751,073
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	3,370,000	3,413,817
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,199,415

		$17,138,754
Food & Beverages - 5.2%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$1,260,000	$1,260,451
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	6,321,000	6,298,225
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,757,277
General Mills, Inc., 1.4%, 10/20/17	5,400,000	5,390,653
H.J. Heinz Co., 1.6%, 6/30/17 (n)	4,980,000	4,983,640
Ingredion, Inc., 3.2%, 11/01/15	1,025,000	1,025,000
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,087,720
J.M. Smucker Co., 1.75%, 3/15/18	1,750,000	1,753,178
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,231,520
Kraft Foods Group, Inc., 6.125%, 8/23/18	7,435,000	8,259,177
Mead Johnson Nutrition Co., 3%, 11/15/20	1,388,000	1,393,612
Molson Coors Brewing Co., 2%, 5/01/17	2,697,000	2,705,614
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,435,034
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	7,690,000	7,808,341
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,084,075
SABMiller Holdings, Inc., FRN, 0.99%, 8/01/18 (n)	5,700,000	5,675,336
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	5,672,683
Tyson Foods, Inc., 2.65%, 8/15/19	3,257,000	3,282,486
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,140,606

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	$3,712,000	$3,722,130
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	533,355

		$74,500,113
Food & Drug Stores - 0.5%
CVS Health Corp., 1.2%, 12/05/16	$2,800,000	$2,808,366
CVS Health Corp., 1.9%, 7/20/18	3,920,000	3,949,839

		$6,758,205
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,515,541

Insurance - 1.9%
American International Group, Inc., 2.3%, 7/16/19	$6,090,000	$6,122,703
MetLife Global Funding I, FRN, 0.701%, 4/10/17 (n)	4,820,000	4,822,569
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	4,840,000	4,797,650
Metropolitan Life Global Funding I, 0.85%, 7/15/16 (n)	4,570,000	4,581,548
Prudential Financial, Inc., FRN, 1.1%, 8/15/18	3,690,000	3,700,026
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,539,000	1,541,835
Voya Financial, Inc., 2.9%, 2/15/18	2,515,000	2,566,716

		$28,133,047
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$675,067
UnitedHealth Group, Inc., 1.45%, 7/17/17	3,910,000	3,931,775

		$4,606,842
Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.6%, 11/23/15	$2,890,000	$2,893,069
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	3,180,000	3,190,389

		$6,083,458
International Market Quasi-Sovereign - 3.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,070,000	$4,089,210
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,227,969
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,101,528
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	3,956,589
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,360,538
KFW Government Development Banks, 1.125%, 11/16/18	4,000,000	3,982,984
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,862,312
Kommunalbanken A.S., FRN, 0.452%, 10/31/16 (n)	4,360,000	4,361,291
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	1,700,000	1,709,350
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,444,025
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,483,282

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	$3,160,000	$3,182,291
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,371,662
Statoil A.S.A., FRN, 0.61%, 5/15/18	1,205,000	1,191,761
Statoil A.S.A., FRN, 0.771%, 11/08/18	3,010,000	2,985,029

		$49,309,821
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$6,840,000	$6,869,946
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,499,741
Republic of Iceland, 4.875%, 6/16/16 (n)	1,125,000	1,153,125

		$11,522,812
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$910,732
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,177,987

		$3,088,719
Local Authorities - 1.6%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,088,099
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	5,440,000	5,439,608
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	6,350,000	6,363,068
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,740,627

		$23,631,402
Major Banks - 13.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$6,820,000	$7,049,288
ABN AMRO Bank N.V., FRN, 0.742%, 6/06/16 (n)	3,100,000	3,100,192
Bank of America Corp., 1.25%, 1/11/16	5,250,000	5,255,717
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,731,761
Bank of America Corp., 6%, 9/01/17	8,000,000	8,597,480
Bank of America Corp., 6.875%, 4/25/18	4,213,000	4,702,369
Bank of America Corp., 1.75%, 6/05/18	3,330,000	3,326,104
Bank of America Corp., FRN, 0.617%, 6/15/16	1,910,000	1,906,031
Bank of Montreal, FRN, 0.919%, 4/09/18	1,990,000	1,991,258
Barclays Bank PLC, 2.5%, 2/20/19	4,500,000	4,569,629
BNP Paribas, FRN, 0.926%, 12/12/16	1,280,000	1,282,006
BNP Paribas, FRN, 0.814%, 3/17/17	3,010,000	3,007,192
Canadian Imperial Bank of Commerce, FRN, 0.835%, 7/18/16	2,270,000	2,274,842
Commonwealth Bank of Australia, 1.75%, 11/02/18	1,390,000	1,387,555
Commonwealth Bank of Australia, FRN, 0.845%, 9/20/16 (n)	4,820,000	4,831,751
Commonwealth Bank of Australia, FRN, 0.696%, 3/13/17 (n)	1,510,000	1,509,840
Commonwealth Bank of Australia, FRN, 0.602%, 9/08/17 (n)	6,000,000	5,976,402
Credit Suisse New York, 1.75%, 1/29/18	3,950,000	3,960,653

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
DBS Bank Ltd., 2.35%, 2/28/17 (n)	$4,010,000	$4,058,625
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,296,527
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,690,000	3,692,528
Goldman Sachs Group, Inc., FRN, 0.999%, 5/22/17	1,660,000	1,658,167
Goldman Sachs Group, Inc., FRN, 1.522%, 4/30/18	2,310,000	2,331,222
Goldman Sachs Group, Inc., FRN, 1.42%, 11/15/18	5,420,000	5,447,208
Goldman Sachs Group, Inc., FRN, 1.336%, 10/23/19	5,010,000	5,018,597
HSBC Bank PLC, 3.1%, 5/24/16 (n)	2,520,000	2,554,254
HSBC Bank PLC, FRN, 0.961%, 5/15/18 (n)	5,132,000	5,120,391
Huntington National Bank, FRN, 0.745%, 4/24/17	7,240,000	7,194,714
ING Bank N.V., 1.8%, 3/16/18 (n)	1,740,000	1,739,950
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,724,933
ING Bank N.V., FRN, 1.282%, 3/07/16 (n)	1,450,000	1,452,655
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,104,664
JPMorgan Chase & Co., 2.2%, 10/22/19	5,340,000	5,322,517
JPMorgan Chase & Co., FRN, 0.952%, 2/26/16	2,500,000	2,502,270
Mizuho Bank Ltd., FRN, 0.776%, 9/25/17 (n)	2,500,000	2,488,893
Mizuho Bank Ltd., FRN, 1.507%, 10/20/18 (z)	4,060,000	4,088,221
Morgan Stanley, 2.65%, 1/27/20	3,780,000	3,805,307
Morgan Stanley, FRN, 1.579%, 2/25/16	3,410,000	3,419,050
Morgan Stanley, FRN, 1.056%, 7/23/19	7,840,000	7,753,164
Nordea Bank AB, FRN, 0.774%, 5/13/16 (n)	2,802,000	2,806,069
Nordea Bank AB, FRN, 0.684%, 4/04/17 (n)	2,900,000	2,899,933
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,195,038
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,558,932
PNC Bank N.A., 1.5%, 10/18/17	3,500,000	3,502,706
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,153,896
Royal Bank of Canada, FRN, 0.793%, 9/09/16	2,920,000	2,925,221
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	4,941,732
Sumitomo Mitsui Banking Corp., FRN, 0.641%, 7/11/17	6,000,000	5,965,836
Toronto-Dominion Bank, 1.75%, 7/23/18	2,820,000	2,833,418
Wells Fargo & Co., FRN, 0.592%, 9/08/17	5,020,000	4,999,323
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,798,412
Westpac Banking Corp., FRN, 0.663%, 5/19/17	5,730,000	5,727,977

		$197,542,420
Medical & Health Technology & Services - 1.8%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,630,517
Becton, Dickinson and Co., 1.75%, 11/08/16	2,030,000	2,044,338
Becton, Dickinson and Co., 1.45%, 5/15/17	1,900,000	1,899,417
Becton, Dickinson and Co., 1.8%, 12/15/17	3,810,000	3,830,292
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,479,777
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	3,000,000	2,994,183

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
McKesson Corp., 0.95%, 12/04/15	$3,090,000	$3,089,722
McKesson Corp., 3.25%, 3/01/16	4,190,000	4,221,769
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	2,983,082

		$26,173,097
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/18	$3,230,000	$3,245,504
Zimmer Holdings, Inc., 2%, 4/01/18	3,210,000	3,210,953

		$6,456,457
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	$4,750,000	$4,583,750
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,620,000	1,482,300
Glencore Funding LLC, 2.125%, 4/16/18 (n)	2,980,000	2,600,050
Glencore Funding LLC, FRN, 1.487%, 5/27/16 (n)	5,690,000	5,556,797
Rio Tinto Finance (USA) Ltd., FRN, 1.174%, 6/17/16	4,020,000	4,020,273

		$18,243,170
Midstream - 1.2%
Energy Transfer Partners LP, 2.5%, 6/15/18	$1,930,000	$1,907,853
EnLink Midstream Partners LP, 2.7%, 4/01/19	2,163,000	2,115,146
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	743,397
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,430,728
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	2,750,000	2,692,891
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,563,934
TransCanada PipeLines Ltd., 1.875%, 1/12/18	2,847,000	2,855,666
TransCanada PipeLines Ltd., FRN, 1.007%, 6/30/16	1,390,000	1,389,233

		$16,698,848
Mortgage-Backed - 1.8%
Fannie Mae, 5.198%, 2/01/16	$130,862	$130,870
Fannie Mae, 5.733%, 7/01/16	1,777,857	1,797,920
Fannie Mae, 6.5%, 9/01/16 - 6/01/17	178,536	183,453
Fannie Mae, 7%, 9/01/16	39,849	40,253
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	422,515	435,326
Fannie Mae, 1.114%, 2/25/17	3,521,679	3,538,076
Fannie Mae, 6%, 3/01/17 - 12/01/17	189,156	193,809
Fannie Mae, 5%, 2/01/18 - 7/01/23	1,498,088	1,582,773
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	1,020,242	1,078,347
Fannie Mae, FRN, 0.455%, 5/25/18	3,888,567	3,882,803
Fannie Mae, FRN, 2.335%, 2/01/33	99,918	102,918
Fannie Mae, FRN, 2.23%, 3/01/33	91,144	93,086
Fannie Mae, FRN, 2.346%, 5/01/33	468,814	498,627
Freddie Mac, 6%, 4/01/16 - 8/01/17	85,522	87,283

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.655%, 11/25/16	$270,342	$271,799
Freddie Mac, 1.426%, 8/25/17	1,039,000	1,043,177
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	932,327	1,003,418
Freddie Mac, 5%, 5/01/18 - 8/01/20	750,817	791,959
Freddie Mac, 2.5%, 7/01/28	9,381,322	9,638,987
Ginnie Mae, FRN, 1.625%, 7/20/32	112,539	116,654

		$26,511,538
Network & Telecom - 3.1%
AT&T, Inc., 2.4%, 8/15/16	$2,750,000	$2,781,270
AT&T, Inc., 2.45%, 6/30/20	2,100,000	2,079,477
AT&T, Inc., FRN, 0.699%, 2/12/16	2,330,000	2,329,254
AT&T, Inc., FRN, 1.237%, 11/27/18	3,850,000	3,853,226
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	2,982,073
DIRECTV Holdings LLC, 2.4%, 3/15/17	3,360,000	3,403,895
Verizon Communications, Inc., 0.7%, 11/02/15	3,210,000	3,210,000
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,634,555
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	4,004,276
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,100,660
Verizon Communications, Inc., FRN, 1.867%, 9/15/16	7,500,000	7,570,095
Verizon Communications, Inc., FRN, 1.104%, 6/17/19	9,145,000	9,108,347

		$45,057,128
Oil Services - 0.2%
Transocean, Inc., 5.55%, 12/15/16	$2,810,000	$2,795,079

Other Banks & Diversified Financials - 9.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,482,145
American Express Centurion Bank, FRN, 0.764%, 11/13/15	2,750,000	2,750,206
Banco Santander Chile, FRN, 1.221%, 4/11/17 (n)	3,830,000	3,775,273
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.782%, 2/26/16 (n)	2,100,000	2,101,113
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.943%, 9/09/16 (n)	6,220,000	6,225,293
Banque Federative du Credit Mutuel, FRN, 1.173%, 10/28/16 (n)	2,780,000	2,788,943
Banque Federative du Credit Mutuel, FRN, 1.167%, 1/20/17 (n)	4,860,000	4,883,070
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,530,000	4,536,627
BPCE S.A., 1.625%, 1/26/18	4,410,000	4,421,140
Capital One Bank (USA) N.A., FRN, 0.984%, 2/05/18	4,420,000	4,400,375
Capital One Financial Corp., 2.45%, 4/24/19	1,880,000	1,881,739
Capital One Financial Corp., FRN, 0.941%, 11/06/15	2,000,000	2,000,032
Citigroup, Inc., FRN, 1.088%, 4/08/19	9,150,000	9,077,999
Discover Bank, 3.1%, 6/04/20	3,205,000	3,242,457
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,503,553
Fifth Third Bancorp, 2.3%, 3/01/19	1,859,000	1,863,075

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
First Republic Bank, 2.375%, 6/17/19	$1,333,000	$1,330,493
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,557,971
Groupe BPCE S.A., FRN, 1.57%, 4/25/16	6,800,000	6,824,392
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	3,600,000	3,615,336
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,960,072
Lloyds Bank PLC, 1.75%, 5/14/18	2,040,000	2,043,523
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,720,621
Macquarie Bank Ltd., FRN, 0.953%, 10/27/17 (n)	3,790,000	3,770,629
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,072,661
Rabobank Nederland N.V., FRN, 0.82%, 3/18/16	1,990,000	1,992,621
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,495,293
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,614,131
Svenska Handelsbanken AB, FRN, 0.795%, 3/21/16	1,000,000	1,001,153
Svenska Handelsbanken AB, FRN, 0.796%, 9/23/16	4,500,000	4,509,018
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	10,969,070
Synchrony Financial, 1.875%, 8/15/17	2,830,000	2,831,871
UBS AG, FRN, 0.689%, 8/14/17	6,250,000	6,219,025
UBS Group Funding Ltd., FRN, 1.766%, 9/24/20 (z)	4,020,000	4,020,957
Union Bank, 3%, 6/06/16	1,910,000	1,933,812

		$132,415,689
Pharmaceuticals - 3.9%
AbbVie, Inc., 1.8%, 5/14/18	$5,760,000	$5,764,620
AbbVie, Inc., FRN, 1.061%, 11/06/15	4,440,000	4,440,124
Actavis Funding SCS, 2.35%, 3/12/18	4,615,000	4,637,092
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,602,676
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	4,000,000	4,014,204
Biogen, Inc., 2.9%, 9/15/20	3,400,000	3,429,903
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,499,793
Celgene Corp., 2.125%, 8/15/18	4,900,000	4,937,451
EMD Finance LLC, 1.7%, 3/19/18 (n)	5,140,000	5,151,837
Gilead Sciences, Inc., 1.85%, 9/04/18	4,760,000	4,808,019
Mylan, Inc., 1.8%, 6/24/16	2,710,000	2,708,211
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,770,170
Sanofi, 1.25%, 4/10/18	5,060,000	5,060,870
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	2,240,000	2,235,872

		$56,060,842
Printing & Publishing - 0.2%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,530,272

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,781,066

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$1,686,000	$1,691,388
Ventas Realty LP, REIT, 1.55%, 9/26/16	2,160,000	2,169,355

		$3,860,743
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,013,460
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,833,615

		$4,847,075
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,935,000	$1,929,942
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	2,730,000	2,721,231

		$4,651,173
Retailers - 0.4%
Dollar General Corp., 1.875%, 4/15/18	$660,000	$657,540
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	2,928,092
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,067,948

		$5,653,580
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/20	$2,430,000	$2,458,436

Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$4,530,000	$4,490,363
Corporacion Andina de Fomento, 1.5%, 8/08/17	4,500,000	4,505,355
Corporacion Andina de Fomento, FRN, 0.874%, 1/29/18	1,190,000	1,189,781
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,866,791

		$17,052,290
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,577,866
American Tower Trust I, REIT, 1.551%, 3/15/43 (n)	2,840,000	2,809,178
SBA Tower Trust, 2.898%, 10/15/44 (n)	4,150,000	4,125,972

		$8,513,016
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$3,070,000	$3,254,200

Tobacco - 0.8%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$4,696,000	$4,697,667
Reynolds American, Inc., 3.5%, 8/04/16 (n)	2,590,000	2,630,588

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 2.3%, 6/12/18	$3,640,000	$3,692,674

		$11,020,929
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,451,036
TTX Co., 2.6%, 6/15/20 (n)	5,870,000	5,838,355

		$8,289,391
U.S. Government Agencies and Equivalents - 1.0%
Aid-Ukraine, 1.844%, 5/16/19	$1,226,000	$1,233,371
Aid-Ukraine, 1.847%, 5/29/20	3,300,000	3,322,965
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,559,346
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,320,130
Small Business Administration, 5.1%, 1/01/16	65,300	65,747
Small Business Administration, 5.46%, 3/01/16	26,511	26,835
Small Business Administration, 5.68%, 5/01/16	42,138	42,554
Small Business Administration, 5.94%, 7/01/16	21,557	21,890
Small Business Administration, 5.37%, 9/01/16	54,039	54,751

		$14,647,589
U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes, 0.625%, 9/30/17	$27,000,000	$26,940,924
U.S. Treasury Notes, 3%, 8/31/16 (f)	13,000,000	13,274,391

		$40,215,315
Utilities - Electric Power - 2.6%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,562,534
Dominion Resources, Inc., 2.5%, 12/01/19	7,000,000	7,010,395
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,414,793
Duke Energy Corp., FRN, 0.704%, 4/03/17	1,800,000	1,796,420
Duke Energy Indiana, Inc., FRN, 0.67%, 7/11/16	1,760,000	1,759,810
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	723,856
Eversource Energy, 1.6%, 1/15/18	2,370,000	2,360,136
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	6,759,000	6,791,551
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,397,153
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,764,744
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,605,170
Southern Co., 2.45%, 9/01/18	2,700,000	2,730,880

		$37,917,442
Total Bonds (Identified Cost, $1,396,511,041)		$1,391,263,094

19

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.9%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	70,856,887	$70,856,887
Total Investments (Identified Cost, $1,467,367,928)		$1,462,119,981

Other Assets, Less Liabilities - (1.1)%		(15,449,086)
Net Assets - 100.0%		$1,446,670,895

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $471,764,976 representing 32.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.54%, 1/18/21	6/24/14	$1,310,995	$1,303,545
Bayview Commercial Asset Trust, FRN, 0.507%, 8/25/35	6/09/05	705,406	631,460
Bayview Commercial Asset Trust, FRN, 0.467%, 4/25/36	2/23/06	605,256	540,915
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	228,666	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	758,668	477,561
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32	8/25/03	8,464	8,068
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	3,746,810	3,762,000
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21	4/08/15	1,194,099	1,193,517
Hyundai Capital America, 2.4%, 10/30/18	10/27/15	2,599,689	2,600,575
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21	4/08/15	1,689,218	1,691,876
Mizuho Bank Ltd., FRN, 1.507%, 10/20/18	10/13/15	4,060,000	4,088,221

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Morgan Stanley Capital I, Inc., FRN, 1.449%, 3/15/31	6/10/03	$6,393	$12
UBS Group Funding Ltd., FRN, 1.766%, 9/24/20	9/21/15	4,020,000	4,020,957
Total Restricted Securities			$20,318,707
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/2015

Futures Contracts at 10/31/2015

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year (Long)	USD	330	$39,525,235	December - 2015	$(19,202)

At October 31, 2015, the fund had liquid securities with an aggregate value of $346,156 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,396,511,041)	$1,391,263,094
Underlying affiliated funds, at cost and value	70,856,887
Total investments, at value (identified cost, $1,467,367,928)	$1,462,119,981
Receivables for
Investments sold	1,386,439
Fund shares sold	20,371,299
Interest	5,494,615
Total assets	$1,489,372,334
Liabilities
Payable to custodian	$75,444
Payables for
Distributions	225,773
Daily variation margin on open futures contracts	2,573
Investments purchased	40,660,928
Fund shares reacquired	953,657
Payable to affiliates
Investment adviser	39,468
Shareholder servicing costs	548,662
Distribution and service fees	20,410
Program manager fees	332
Payable for independent Trustees’ compensation	4,006
Accrued expenses and other liabilities	170,186
Total liabilities	$42,701,439
Net assets	$1,446,670,895
Net assets consist of
Paid-in capital	$1,523,651,241
Unrealized appreciation (depreciation) on investments	(5,267,149)
Accumulated net realized gain (loss) on investments	(70,023,757)
Accumulated distributions in excess of net investment income	(1,689,440)
Net assets	$1,446,670,895
Shares of beneficial interest outstanding	242,016,777

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$460,068,263	76,835,770	$5.99
Class B	6,196,620	1,037,581	5.97
Class C	122,191,186	20,424,775	5.98
Class I	257,883,172	43,261,251	5.96
Class R1	586,277	98,200	5.97
Class R2	3,663,824	612,045	5.99
Class R3	3,561,744	594,554	5.99
Class R4	6,968,729	1,164,124	5.99
Class R5	504,707,902	84,482,563	5.97
Class 529A	50,877,451	8,498,736	5.99
Class 529B	2,290,702	383,954	5.97
Class 529C	27,675,025	4,623,224	5.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.14 [100 / 97.5 x $5.99] and $6.14 [100 / 97.5 x $5.99], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$11,851,156
Dividends from underlying affiliated funds	16,580
Total investment income	$11,867,736
Expenses
Management fee	$2,919,375
Distribution and service fees	1,483,665
Program manager fees	38,999
Shareholder servicing costs	819,055
Administrative services fee	118,383
Independent Trustees’ compensation	21,203
Custodian fee	107,458
Shareholder communications	78,329
Audit and tax fees	31,455
Legal fees	6,424
Miscellaneous	105,209
Total expenses	$5,729,555
Fees paid indirectly	(18)
Reduction of expenses by investment adviser and distributor	(338,378)
Net expenses	$5,391,159
Net investment income	$6,476,577
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$399,238
Change in unrealized appreciation (depreciation)
Investments	$(8,283,257)
Futures contracts	(19,202)
Net unrealized gain (loss) on investments	$(8,302,459)
Net realized and unrealized gain (loss) on investments	$(7,903,221)
Change in net assets from operations	$(1,426,644)

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/15 (unaudited)	Year ended 4/30/15
From operations
Net investment income	$6,476,577	$13,384,999
Net realized gain (loss) on investments	399,238	1,359,738
Net unrealized gain (loss) on investments	(8,302,459)	(5,576,985)
Change in net assets from operations	$(1,426,644)	$9,167,752
Distributions declared to shareholders
From net investment income	$(8,036,784)	$(17,544,207)
Change in net assets from fund share transactions	$(28,492,616)	$(25,398,993)
Total change in net assets	$(37,956,044)	$(33,775,448)
Net assets
At beginning of period	1,484,626,939	1,518,402,387
At end of period (including accumulated distributions in excess of net investment income of $1,689,440 and $129,233, respectively)	$1,446,670,895	$1,484,626,939

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.03		$6.06	$6.13	$6.13	$6.19	$6.23
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.08	$0.12	$0.14	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.01)	(0.05)	0.02	(0.02)	0.00	(w)
Total from investment operations	$(0.01)		$0.04	$0.03	$0.14	$0.12	$0.17
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)	$(0.10)	$(0.14)	$(0.18)	$(0.21)
Net asset value, end of period (x)	$5.99		$6.03	$6.06	$6.13	$6.13	$6.19
Total return (%) (r)(s)(t)(x)	(0.12	)(n)	0.61	0.44	2.33	1.96	2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.84	0.85	0.85	0.85
Expenses after expense reductions (f)	0.75	(a)	0.75	0.73	0.75	0.75	0.75
Net investment income	0.88	(a)	0.84	1.29	1.92	2.34	2.75
Portfolio turnover	14	(n)	37	29	34	27	26
Net assets at end of period (000 omitted)	$460,068		$459,032	$576,712	$583,224	$632,661	$702,266
See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class B			2015	2014	2013		2012		2011

Net asset value, beginning of period	$6.01		$6.04	$6.11	$6.11		$6.18		$6.21
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$0.03	$0.07		$0.10		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.02)	(0.05)	0.03	(g)	(0.04	)(g)	0.00	(w)
Total from investment operations	$(0.03)		$(0.01)	$(0.02)	$0.10		$0.06		$0.13
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.05)	$(0.10)		$(0.13)		$(0.16)
Net asset value, end of period (x)	$5.97		$6.01	$6.04	$6.11		$6.11		$6.18
Total return (%) (r)(s)(t)(x)	(0.49	)(n)	(0.14)	(0.32)	1.57		1.02		2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61	1.59	1.60		1.60		1.60
Expenses after expense reductions (f)	1.50	(a)	1.51	1.49	1.50		1.51		1.51
Net investment income	0.13	(a)	0.09	0.54	1.18		1.61		2.06
Portfolio turnover	14	(n)	37	29	34		27		26
Net assets at end of period (000 omitted)	$6,197		$6,463	$7,814	$7,585		$10,056		$16,641

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class C			2015		2014	2013	2012		2011

Net asset value, beginning of period	$6.02		$6.05		$6.12	$6.12	$6.19		$6.22
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$(0.00	)(w)	$0.03	$0.07	$0.09		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.01)		(0.06)	0.02	(0.03	)(g)	0.00	(w)
Total from investment operations	$(0.03)		$(0.01)		$(0.03)	$0.09	$0.06		$0.12
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.04)	$(0.09)	$(0.13)		$(0.15)
Net asset value, end of period (x)	$5.98		$6.02		$6.05	$6.12	$6.12		$6.19
Total return (%) (r)(s)(t)(x)	(0.54	)(n)	(0.24)		(0.41)	1.46	0.93		2.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61		1.59	1.60	1.60		1.60
Expenses after expense reductions (f)	1.60	(a)	1.60		1.59	1.60	1.60		1.60
Net investment income	0.03	(a)	(0.00	)(w)	0.46	1.07	1.49		1.90
Portfolio turnover	14	(n)	37		29	34	27		26
Net assets at end of period (000 omitted)	$122,191		$137,178		$171,276	$212,060	$224,122		$234,829

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class I			2015	2014	2013		2012	2011

Net asset value, beginning of period	$6.00		$6.03	$6.10	$6.11		$6.17	$6.21
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.09	$0.13		$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.01)	(0.05)	0.01	(g)	(0.02)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.05	$0.04	$0.14		$0.13	$0.18
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.11)	$(0.15)		$(0.19)	$(0.22)
Net asset value, end of period (x)	$5.96		$6.00	$6.03	$6.10		$6.11	$6.17
Total return (%) (r)(s)(x)	(0.04	)(n)	0.76	0.59	2.31		2.11	2.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.61	0.59	0.60		0.60	0.60
Expenses after expense reductions (f)	0.60	(a)	0.60	0.59	0.60		0.60	0.60
Net investment income	1.03	(a)	1.00	1.41	2.14		2.48	2.88
Portfolio turnover	14	(n)	37	29	34		27	26
Net assets at end of period (000 omitted)	$257,883		$296,392	$237,785	$130,703		$310,572	$212,086

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R1			2015		2014	2013	2012	2011

Net asset value, beginning of period	$6.01		$6.04		$6.11	$6.11	$6.17	$6.21
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.03	$0.07	$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.01)		(0.06)	0.02	(0.02)	(0.01	)(g)
Total from investment operations	$(0.03)		$(0.01)		$(0.03)	$0.09	$0.07	$0.11
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.04)	$(0.09)	$(0.13)	$(0.15)
Net asset value, end of period (x)	$5.97		$6.01		$6.04	$6.11	$6.11	$6.17
Total return (%) (r)(s)(x)	(0.54	)(n)	(0.24)		(0.41)	1.46	1.09	1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.61		1.59	1.60	1.60	1.60
Expenses after expense reductions (f)	1.60	(a)	1.60		1.59	1.60	1.60	1.60
Net investment income	0.03	(a)	(0.00	)(w)	0.44	1.08	1.51	1.93
Portfolio turnover	14	(n)	37		29	34	27	26
Net assets at end of period (000 omitted)	$586		$632		$712	$616	$675	$963

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R2			2015	2014	2013		2012		2011

Net asset value, beginning of period	$6.02		$6.06	$6.13	$6.12		$6.19		$6.23
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.06	$0.10		$0.13		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.03)	(0.05)	0.04	(g)	(0.04	)(g)	(0.01	)(g)
Total from investment operations	$0.00	(w)	$0.01	$0.01	$0.14		$0.09		$0.15
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$(0.08)	$(0.13)		$(0.16)		$(0.19)
Net asset value, end of period (x)	$5.99		$6.02	$6.06	$6.13		$6.12		$6.19
Total return (%) (r)(s)(x)	(0.08	)(n)	0.20	0.19	2.24		1.54		2.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.11	1.09	1.10		1.10		1.10
Expenses after expense reductions (f)	1.00	(a)	1.00	0.99	1.00		1.00		1.00
Net investment income	0.63	(a)	0.59	1.04	1.67		2.10		2.51
Portfolio turnover	14	(n)	37	29	34		27		26
Net assets at end of period (000 omitted)	$3,664		$3,955	$4,520	$4,189		$4,869		$6,134

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R3			2015	2014	2013	2012		2011

Net asset value, beginning of period	$6.03		$6.05	$6.12	$6.12	$6.19		$6.22
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.07	$0.11	$0.14		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.01)	(0.05)	0.02	(0.04	)(g)	0.01
Total from investment operations	$(0.01)		$0.04	$0.02	$0.13	$0.10		$0.17
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)	$(0.09)	$(0.13)	$(0.17)		$(0.20)
Net asset value, end of period (x)	$5.99		$6.03	$6.05	$6.12	$6.12		$6.19
Total return (%) (r)(s)(x)	(0.17	)(n)	0.68	0.34	2.22	1.69		2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.84	0.85	0.85		0.85
Expenses after expense reductions (f)	0.85	(a)	0.85	0.84	0.85	0.85		0.85
Net investment income	0.77	(a)	0.76	1.19	1.81	2.23		2.64
Portfolio turnover	14	(n)	37	29	34	27		26
Net assets at end of period (000 omitted)	$3,562		$3,653	$8,528	$8,014	$8,109		$6,714

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R4			2015		2014	2013	2012	2011

Net asset value, beginning of period	$6.03		$6.06		$6.13	$6.13	$6.19	$6.23
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05		$0.09	$0.13	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.00	)(w)	(0.05)	0.02	(0.02)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.05		$0.04	$0.15	$0.13	$0.18
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)		$(0.11)	$(0.15)	$(0.19)	$(0.22)
Net asset value, end of period (x)	$5.99		$6.03		$6.06	$6.13	$6.13	$6.19
Total return (%) (r)(s)(x)	(0.04	)(n)	0.77		0.59	2.48	2.11	2.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.61		0.59	0.60	0.60	0.60
Expenses after expense reductions (f)	0.60	(a)	0.61		0.59	0.60	0.60	0.60
Net investment income	1.03	(a)	0.89		1.44	2.06	2.49	2.88
Portfolio turnover	14	(n)	37		29	34	27	26
Net assets at end of period (000 omitted)	$6,969		$7,234		$923	$904	$839	$855

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R5			2015	2014	2013 (i)

Net asset value, beginning of period	$6.01		$6.04	$6.11	$6.12
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.02)	(0.05)	0.00	(w)
Total from investment operations	$0.00	(w)	$0.05	$0.04	$0.08
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$5.97		$6.01	$6.04	$6.11
Total return (%) (r)(s)(x)	(0.00	)(w)	0.85	0.66	1.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.52	0.52	0.53	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	0.52	0.53	(a)
Net investment income	1.11	(a)	1.08	1.50	1.99	(a)
Portfolio turnover	14	(n)	37	29	34
Net assets at end of period (000 omitted)	$504,708		$493,576	$442,446	$337,605

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529A			2015	2014	2013		2012	2011

Net asset value, beginning of period	$6.03		$6.06	$6.13	$6.13		$6.19	$6.23
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.08	$0.11		$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.02)	(0.06)	0.03	(g)	(0.02)	0.00	(w)
Total from investment operations	$(0.01)		$0.03	$0.02	$0.14		$0.12	$0.16
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)	$(0.09)	$(0.14)		$(0.18)	$(0.20)
Net asset value, end of period (x)	$5.99		$6.03	$6.06	$6.13		$6.13	$6.19
Total return (%) (r)(s)(t)(x)	(0.14	)(n)	0.56	0.39	2.27		1.90	2.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.94	0.95		0.95	0.95
Expenses after expense reductions (f)	0.79	(a)	0.80	0.78	0.80		0.81	0.85
Net investment income	0.83	(a)	0.79	1.24	1.85		2.27	2.64
Portfolio turnover	14	(n)	37	29	34		27	26
Net assets at end of period (000 omitted)	$50,877		$47,228	$41,642	$35,126		$28,311	$22,743

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529B			2015	2014	2013	2012		2011

Net asset value, beginning of period	$6.00		$6.04	$6.10	$6.10	$6.17		$6.20
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00 (w)	$0.03	$0.07	$0.09		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.02)	(0.04)	0.02	(0.03	)(g)	0.00	(w)
Total from investment operations	$(0.02)		$(0.02)	$(0.01)	$0.09	$0.06		$0.12
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.05)	$(0.09)	$(0.13)		$(0.15)
Net asset value, end of period (x)	$5.97		$6.00	$6.04	$6.10	$6.10		$6.17
Total return (%) (r)(s)(t)(x)	(0.36	)(n)	(0.37)	(0.21)	1.50	0.96		2.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.69	1.70	1.70		1.70
Expenses after expense reductions (f)	1.56	(a)	1.56	1.54	1.56	1.57		1.61
Net investment income	0.07	(a)	0.04	0.49	1.12	1.53		1.93
Portfolio turnover	14	(n)	37	29	34	27		26
Net assets at end of period (000 omitted)	$2,291		$2,184	$1,912	$1,849	$1,915		$1,735

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529C			2015		2014	2013		2012		2011

Net asset value, beginning of period	$6.02		$6.06		$6.13	$6.12		$6.19		$6.23
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$(0.00	)(w)	$0.02	$0.06		$0.09		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.03)		(0.05)	0.04	(g)	(0.04	)(g)	0.00	(w)
Total from investment operations	$(0.02)		$(0.03)		$(0.03)	$0.10		$0.05		$0.11
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)		$(0.04)	$(0.09)		$(0.12)		$(0.15)
Net asset value, end of period (x)	$5.99		$6.02		$6.06	$6.13		$6.12		$6.19
Total return (%) (r)(s)(t)(x)	(0.40	)(n)	(0.45)		(0.46)	1.58		0.87		1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71		1.69	1.70		1.70		1.70
Expenses after expense reductions (f)	1.64	(a)	1.65		1.63	1.65		1.66		1.70
Net investment income (loss)	(0.02	)(a)	(0.05)		0.40	1.01		1.43		1.79
Portfolio turnover	14	(n)	37		29	34		27		26
Net assets at end of period (000 omitted)	$27,675		$27,100		$24,133	$22,880		$18,909		$16,254

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a

38

Notes to Financial Statements (unaudited) – continued

third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

39

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,862,904	$—	$54,862,904
Non-U.S. Sovereign Debt	—	97,918,833	—	97,918,833
U.S. Corporate Bonds	—	610,937,875	—	610,937,875
Residential Mortgage-Backed Securities	—	37,953,280	—	37,953,280
Commercial Mortgage-Backed Securities	—	11,885,332	—	11,885,332
Asset-Backed Securities (including CDOs)	—	181,187,249	—	181,187,249
Foreign Bonds	—	396,517,621	—	396,517,621
Mutual Funds	70,856,887	—	—	70,856,887
Total Investments	$70,856,887	$1,391,263,094	$—	$1,462,119,981

Other Financial Instruments
Futures Contracts	$(19,202)	$—	$—	$(19,202)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(19,202)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolios of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(19,202)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk

40

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

41

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities

42

Notes to Financial Statements (unaudited) – continued

Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

43

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/15
Ordinary income (including any short-term capital gains)	$17,544,207

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/15
Cost of investments	$1,473,784,671
Gross appreciation	4,297,863
Gross depreciation	(15,962,553)
Net unrealized appreciation (depreciation)	$(11,664,690)

As of 4/30/15
Undistributed ordinary income	1,238,622
Capital loss carryforwards	(64,788,712)
Other temporary differences	(1,650,329)
Net unrealized appreciation (depreciation)	(2,316,499)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/16	$(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(42,755,025)

Post-enactment losses which are characterized as follows:
Short-Term	$(749,157)
Long-Term	(21,284,530)
Total	$(22,033,687)

44

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/15	Year ended 4/30/15
Class A	$2,526,401	$5,575,453
Class B	10,750	25,241
Class C	158,316	406,948
Class I	1,658,227	4,552,911
Class R1	747	1,944
Class R2	16,314	38,331
Class R3	17,688	90,273
Class R4	44,527	17,694
Class R5	3,321,991	6,317,718
Class 529A	251,994	459,809
Class 529B	3,101	6,036
Class 529C	26,728	51,849
Total	$8,036,784	$17,544,207

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2015, this management fee reduction amounted to $51,360, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,065 and $40,346 for the six months ended October 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

45

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$579,110
Class B	0.75%	0.25%	1.00%	0.90%	31,219
Class C	0.75%	0.25%	1.00%	1.00%	648,121
Class R1	0.75%	0.25%	1.00%	1.00%	3,054
Class R2	0.25%	0.25%	0.50%	0.40%	9,706
Class R3	—	0.25%	0.25%	0.25%	4,467
Class 529A	—	0.25%	0.25%	0.15%	60,564
Class 529B	0.75%	0.25%	1.00%	0.91%	11,060
Class 529C	0.75%	0.25%	1.00%	0.99%	136,364
Total Distribution and Service Fees					$1,483,665

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2015 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2015, this waiver amounted to $255,868 and is included in the reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $4,047 for Class B and Class 529B shares, and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $1,941 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2016. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2015, this rebate amounted to $3,657, $72, $717, $40, and $1,177, for Class A, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

46

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six month ended October 31, 2015, were as follows:

Amount
Class A	$18,135
Class B	6,015
Class C	6,742
Class 529B	910
Class 529C	1,625
$33,427

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2016, unless MFD elects to extend the waiver. For the six months ended October 31, 2015, this waiver amounted to $19,499 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$24,226	$12,113
Class 529B	1,109	554
Class 529C	13,664	6,832
Total Program Manager Fees and Waivers	$38,999	$19,499

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2015, the fee was $135,712, which equated to 0.0186% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

47

Notes to Financial Statements (unaudited) – continued

Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $477,614.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2015, these costs for the fund amounted to $205,729 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $156 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,993 at October 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2015, the fee paid by the fund under this agreement was $1,700 and is included in “Miscellaneous” expense in the

48

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$26,939,973	$33,250,490
Investments (non-U.S. Government securities)	$169,870,849	$239,224,643

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,926,474	$89,603,912	27,161,349	$164,114,665
Class B	171,782	1,028,674	220,953	1,331,540
Class C	2,023,496	12,137,881	3,870,312	23,361,982
Class I	15,752,558	94,098,938	55,668,345	335,175,761
Class R1	17,516	104,845	43,389	261,225
Class R2	94,562	567,342	363,682	2,194,325
Class R3	50,672	304,504	477,400	2,883,875
Class R4	87,360	523,761	1,068,429	6,442,885
Class R5	5,128,242	30,687,131	15,636,470	94,218,518
Class 529A	2,050,844	12,305,998	3,650,440	22,040,694
Class 529B	137,277	821,035	286,584	1,724,536
Class 529C	1,091,344	6,548,256	2,215,926	13,373,890
	41,532,127	$248,732,277	110,663,279	$667,123,896

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	343,271	$2,059,791	763,878	$4,615,614
Class B	1,587	9,496	3,699	22,283
Class C	23,063	138,214	57,739	348,458
Class I	139,458	833,459	272,078	1,635,098
Class R1	124	742	323	1,943
Class R2	2,212	13,267	4,538	27,404
Class R3	2,945	17,676	14,962	90,262
Class R4	7,377	44,257	2,930	17,694
Class R5	549,133	3,287,103	1,048,570	6,317,718
Class 529A	41,711	250,215	75,795	457,689
Class 529B	512	3,061	991	5,966
Class 529C	4,419	26,490	8,538	51,572
	1,115,812	$6,683,771	2,254,041	$13,591,701

Shares reacquired
Class A	(14,601,867)	$(87,647,646)	(46,955,824)	$(283,819,877)
Class B	(211,061)	(1,264,305)	(442,738)	(2,667,416)
Class C	(4,403,129)	(26,419,534)	(9,445,204)	(56,992,612)
Class I	(22,029,318)	(131,646,976)	(45,974,659)	(276,077,944)
Class R1	(24,621)	(147,404)	(56,366)	(339,292)
Class R2	(141,103)	(846,510)	(458,100)	(2,763,947)
Class R3	(64,908)	(390,475)	(1,295,847)	(7,804,540)
Class R4	(131,322)	(787,506)	(22,999)	(138,877)
Class R5	(3,280,788)	(19,639,669)	(7,807,970)	(47,052,303)
Class 529A	(1,431,903)	(8,593,429)	(2,763,371)	(16,682,916)
Class 529B	(117,524)	(702,781)	(240,640)	(1,447,961)
Class 529C	(970,585)	(5,822,429)	(1,710,934)	(10,326,905)
	(47,408,129)	$(283,908,664)	(117,174,652)	$(706,114,590)

Net change
Class A	667,878	$4,016,057	(19,030,597)	$(115,089,598)
Class B	(37,692)	(226,135)	(218,086)	(1,313,593)
Class C	(2,356,570)	(14,143,439)	(5,517,153)	(33,282,172)
Class I	(6,137,302)	(36,714,579)	9,965,764	60,732,915
Class R1	(6,981)	(41,817)	(12,654)	(76,124)
Class R2	(44,329)	(265,901)	(89,880)	(542,218)
Class R3	(11,291)	(68,295)	(803,485)	(4,830,403)
Class R4	(36,585)	(219,488)	1,048,360	6,321,702
Class R5	2,396,587	14,334,565	8,877,070	53,483,933
Class 529A	660,652	3,962,784	962,864	5,815,467
Class 529B	20,265	121,315	46,935	282,541
Class 529C	125,178	752,317	513,530	3,098,557
	(4,760,190)	$(28,492,616)	(4,257,332)	$(25,398,993)

50

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 21%, 7%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund and the MFS Lifetime 2025 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2015, the fund’s commitment fee and interest expense were $2,321 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,715,193	264,396,253	(204,254,559)	70,856,887

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,580	$70,856,887

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

52

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee

53

Board Review of Investment Advisory Agreement – continued

rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

54

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

55

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

56

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2015

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy remains vulnerable as central banks continue to play a major role in supporting growth.

Even the resilient U.S. economy has had slower growth, as a strong U.S. dollar and weak overseas markets have hurt exporters. However, robust consumer demand and a recovering housing market have aided the domestic economy, fueled by cheap gasoline and an improving labor market.

China’s transition to a consumer-based, slower-growth economy has weighed on many commodity-exporting nations. And concerns about weakness in China have eroded investor and business confidence around the world. Meanwhile, rising geopolitical concerns will weigh on the eurozone, which is still reliant on the European Central Bank’s support.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	15.2%
Healthcare Revenue – Hospitals	9.3%
Water & Sewer Utility Revenue	8.7%
Universities – Colleges	8.4%
Airport Revenue	5.0%
Utilities – Municipal Owned	4.7%
General Obligations – Schools	4.3%
State & Local Agencies	4.0%
Tax Assessment	3.9%
Healthcare Revenue – Long Term Care	3.8%

Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	31.1%
A	36.9%
BBB	16.7%
BB	1.2%
B	1.3%
CC	0.8%
Not Rated	1.1%
Cash & Cash Equivalents	0.5%

Portfolio facts (i)
Average Duration (d)	3.3
Average Effective Maturity (m)	4.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2015 through October 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2015 through October 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.69%	$1,000.00	$1,010.60	$3.49
	Hypothetical (h)	0.69%	$1,000.00	$1,021.67	$3.51
B	Actual	1.44%	$1,000.00	$1,006.82	$7.26
	Hypothetical (h)	1.44%	$1,000.00	$1,017.90	$7.30
C	Actual	1.54%	$1,000.00	$1,006.28	$7.77
	Hypothetical (h)	1.54%	$1,000.00	$1,017.39	$7.81
I	Actual	0.54%	$1,000.00	$1,011.37	$2.73
	Hypothetical (h)	0.54%	$1,000.00	$1,022.42	$2.75

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.3%
Issuer	Shares/Par	Value ($)
Alabama - 0.9%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	$2,335,000	$2,567,563
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,922,557
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,084,040
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,778,438
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/23	250,000	251,018
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,573,295
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,012,940
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,868,264

		$13,058,115
Alaska - 0.5%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/21	$1,400,000	$1,558,634
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/22	1,200,000	1,334,208
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	4,000,000	4,599,160

		$7,492,002
Arizona - 1.2%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$317,070
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.86%, 2/01/48 (Put Date 2/05/20)	3,000,000	3,068,130
Chandler, AZ, 5%, 7/01/22 (Prerefunded 7/01/18)	1,000,000	1,107,330
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	2,105,000	2,105,189
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,537,175
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/25	1,240,000	1,265,904
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/20	1,100,000	1,105,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/20	$585,000	$578,863
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	410,740
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	395,655
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	564,690
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,044,910
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/28 (Put Date 3/01/18)	1,280,000	1,283,814

		$16,785,168
Arkansas - 0.9%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/20	$355,000	$398,275
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/21	465,000	528,161
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/22	380,000	434,678
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	5,000,000	5,982,100
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,368,723
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/22	300,000	352,446
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/23	1,665,000	1,966,315

		$13,030,698
California - 10.8%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	$3,510,000	$3,892,169
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,328,440
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,130,170
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,441,325
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,422,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/17	$250,000	$264,540
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/18	400,000	432,692
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/22	500,000	590,540
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	594,710
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	570,000	589,751
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,173,447
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,157,798
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	2,400,000	2,809,488
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,169,478
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	711,217
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	143,141
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,228,614
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/15	1,000,000	1,000,110
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	3,982,771
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	451,205
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	485,000	544,442
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,140,850
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 11/01/15	1,000,000	1,000,110
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/23	1,245,000	1,278,067
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/21	750,000	781,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/22	$1,120,000	$1,159,760
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,134,300
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,600,935
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,640,000	1,664,944
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,105,000	1,118,967
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,351
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,503,115
Concord, CA, Redevelopment Agency (Successor Agency Tax Allocation), BAM, 4%, 3/01/16	1,270,000	1,285,697
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.499%, 3/01/34 (Put Date 12/12/15)	2,500,000	2,499,125
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	616,519
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	429,540
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/21	450,000	527,063
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/22	450,000	530,069
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	537,235
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	632,517
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	560,794
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	588,593
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	248,198
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	604,109
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	351,261
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,070,402
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	556,835
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,207,246
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,205,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	$340,000	$341,057
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	845,000	847,079
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	5,915,450
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22 (Prerefunded 8/01/16)	1,000,000	1,035,750
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/21	1,100,000	1,280,444
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/22	575,000	675,711
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,146,870
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,469,404
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	337,661
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,595,394
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	2,705,000	2,726,261
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/21	750,000	874,365
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/22	800,000	941,424
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,409,676
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,191,360
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/21	285,000	336,745
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,180,367
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,302,166
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	1,300,000	1,424,059
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,065,035
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	878,835
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,423,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	$1,500,000	$1,803,990
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,333,101
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	580,470
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,870,080
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	2,500,000	2,530,875
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,149,668
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,183,240
San Jose, CA, Airport Rev., “A”, 5%, 3/01/22	1,285,000	1,498,259
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,164,340
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/16	820,000	844,821
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/17	575,000	620,051
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/18	600,000	667,344
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/19	625,000	713,925
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/20	985,000	1,149,712
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/21	1,350,000	1,596,753
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,086,040
State of California, 5%, 4/01/17	7,000,000	7,453,250
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,115,700

		$152,776,661
Colorado - 1.2%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,440,000	$2,631,076
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	103,720
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	167,017
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	175,000	177,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	$1,460,000	$1,516,181
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	300,000	317,787
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	310,000	336,043
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	592,546
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/21	55,000	62,131
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/21	1,160,000	1,314,582
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/22	1,750,000	1,987,318
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	2,120,000	2,365,093
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,047,390
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,330,125
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	336,246
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	511,995
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,765,575

		$16,562,035
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project) , 4%, 9/01/24	$215,000	$220,960

District of Columbia - 0.0%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	$50,000	$50,109

Florida - 3.4%
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	$150,000	$155,063
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	886,491
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	265,798
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	700,000	757,561
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	105,000	105,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	$370,000	$418,492
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	575,000	658,001
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	480,000	553,210
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	635,000	733,749
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	535,000	618,813
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	615,000	712,404
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,514,120
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,654,311
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,477,372
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	687,402
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19 (Prerefunded 10/01/17)	275,000	248,595
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23 (Prerefunded 10/01/17)	215,000	156,591
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24 (Prerefunded 10/01/17)	150,000	103,178
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,704,117
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,543,425
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/20	300,000	342,687
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/21	200,000	231,398
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/23	400,000	466,456
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/24	400,000	464,316
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,214,020
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,124,225
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,016,700
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	417,669
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	1,500,000	1,609,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	$1,600,000	$1,713,936
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	1,979,760
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,112,127
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,101,193
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/20	600,000	682,104
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/21	1,200,000	1,377,360
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/15	1,135,000	1,135,091
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,056,955
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	400,678
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	912,926
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	311,973
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	270,811
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	556,745
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	218,466
Tampa, FL, Solid Waste System Rev., 5%, 10/01/21	1,000,000	1,164,700
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,453,000

		$48,288,303
Georgia - 2.9%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,184,820
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	764,687
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	462,512
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,183,220
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,614,242
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,726,250
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	5,932,634
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 0.96%, 8/15/35 (Put Date 2/18/20)	2,500,000	2,476,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	$1,340,000	$1,361,574
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,085,347
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,170,000	9,476,138
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,074,958
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/23	1,750,000	2,052,173
Gwinnett County, GA, School District, 5%, 2/01/21	790,000	939,831
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/19	2,500,000	2,768,575

		$41,103,111
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$996,371
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,165,374
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	263,438
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	447,254
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,768,590

		$4,641,027
Hawaii - 0.8%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,604,430

Illinois - 8.5%
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	$465,000	$471,264
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	2,000,000	2,029,280
Chicago, IL, “A”, AGM, 5%, 1/01/22	360,000	361,375
Chicago, IL, “A”, AGM, 5%, 1/01/22	3,420,000	3,437,237
Chicago, IL, “A”, AGM, 5%, 1/01/23	2,185,000	2,194,701
Chicago, IL, “A”, AMBAC, 5%, 1/01/24	4,500,000	4,565,070
Chicago, IL, “A”, AGM, 5%, 1/01/27	150,000	152,102
Chicago, IL, “A”, AGM, 5%, 1/01/28	3,430,000	3,572,379
Chicago, IL, “B”, AGM, 5%, 1/01/23	380,000	384,104
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	1,890,000	1,917,065
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/20	2,275,000	2,286,079
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	5,375,000	5,396,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	$5,640,000	$5,661,770
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/16	7,460,000	7,507,968
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/23	820,000	946,198
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/25	5,000,000	5,770,250
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/21	3,375,000	3,803,119
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/22	1,500,000	1,685,460
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/24	2,620,000	2,952,557
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/23	1,500,000	1,690,110
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	506,025
Illinois Finance Authority Rev., 5%, 7/01/17	930,000	997,704
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/20	3,330,000	3,860,935
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/20	5,000	5,888
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	376,538
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	949,691
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,427,845
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	1,010,380
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,007,190
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,017,720
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,387,200
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	624,099
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21 (Prerefunded 8/15/19)	1,160,000	1,343,350
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/21	1,000,000	1,130,570
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/17	70,000	75,144
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,280,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	$1,200,000	$1,310,616
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,128,490
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	1,605,000	1,872,554
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,433,597
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	6,000,000	6,716,760
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/21	3,230,000	2,999,087
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/21	4,215,000	3,703,173
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,750,247
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	405,972
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	635,891
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	533,905
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/17	365,000	382,907
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/19	475,000	529,877
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/20	520,000	588,562
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/22	500,000	571,705
State of Illinois, AGM, 5%, 1/01/16	2,750,000	2,770,543
State of Illinois, NATL, 5%, 1/01/19	800,000	804,696
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,442,113

		$120,365,418
Indiana - 2.2%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$281,740
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,447,079
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,173,100
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 1/01/16	1,000,000	1,007,520
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,159,250
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	6,195,000	6,474,704
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	3,700,000	3,913,305
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	383,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	$5,000,000	$5,212,550
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,480,000	1,512,530
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	541,389
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	541,123
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,881,055
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,209,730
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,031,220
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,712,790

		$31,482,884
Iowa - 0.6%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	$3,000,000	$3,203,310
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	1,400,000	1,468,194
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,770,000	3,953,147

		$8,624,651
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev. “B”, 5%, 6/01/21	$1,200,000	$1,346,244
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/24	1,300,000	1,461,967
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	3,650,000	3,774,392
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,995,000	1,466,624
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,142,020

		$9,191,247
Kentucky - 1.3%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,101,330
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,052,340
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,775,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	$4,000,000	$4,128,360
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	2,006,580
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,733,939

		$17,798,499
Louisiana - 1.2%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	$1,460,000	$1,700,564
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,165,000	1,371,741
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,792,372
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 11/01/15	2,000,000	2,000,140
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	388,751
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	493,744
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	297,385
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,549,383
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	795,144
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,608,755

		$16,997,979
Maine - 0.5%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$468,195
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	216,908
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	342,738
State of Maine, “B”, 5%, 6/01/20	5,000,000	5,849,350

		$6,877,191
Maryland - 2.4%
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	$1,575,000	$1,617,935
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/36	4,125,000	4,457,021
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	2,710,000	2,714,065
State of Maryland, “B”, 5%, 3/15/17	10,000,000	10,629,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
State of Maryland, “B”, 4.5%, 8/01/17	$5,000,000	$5,347,900
State of Maryland, “C”, 4%, 11/01/15	1,000,000	1,000,110
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,217,470
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,578,935

		$33,562,636
Massachusetts - 4.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	$1,770,000	$1,873,156
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 0.44%, 1/01/18	1,500,000	1,492,890
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,401,404
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,053,610
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	585,000	668,602
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	585,000	673,891
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	440,000	499,712
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,065,000	1,210,830
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 7/01/35 (Put Date 1/14/16)	2,000,000	2,011,300
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/20	85,000	91,313
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/25	145,000	163,503
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,619,407
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,790,378
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,024,930
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	790,000	831,285
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	256,106
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/21	5,500,000	6,222,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	$2,800,000	$2,954,196
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,361,464
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	4,960,472
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/18	1,085,000	1,181,305
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	1,115,000	1,156,400
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	815,000	856,956
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	8,405,000	10,165,007
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,209,286
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,420,664

		$64,150,657
Michigan - 4.1%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,904,021
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,118,740
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,844,361
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	743,198
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	96,468
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	540,000	554,828
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	675,000	691,794
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 1/01/16	4,600,000	4,638,410
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,265,850
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,158,300
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-6”, 5%, 7/01/16	3,500,000	3,594,325
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/19	1,000,000	1,115,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/20	$1,500,000	$1,696,410
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/21	1,000,000	1,141,030
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/20	1,500,000	1,707,150
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/21	3,500,000	4,014,605
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 10/15/18	3,870,000	3,876,966
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,175,960
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	3,720,000	3,961,130
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,860,611
State of Michigan, 5%, 11/15/18	1,000,000	1,124,270
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/24	250,000	292,515
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/25	350,000	411,439
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/23	400,000	468,080

		$58,455,841
Minnesota - 2.0%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/20	$1,750,000	$1,999,673
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/21	2,000,000	2,313,440
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/22	1,505,000	1,758,171
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	9,215,000	10,466,028
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	5,992,550
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,141,480
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,828,644

		$28,499,986
Mississippi - 0.7%
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	$1,685,000	$1,967,204

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	$7,000,000	$8,011,080

		$9,978,284
Missouri - 1.1%
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	$2,000,000	$2,021,060
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	321,889
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	687,037
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	728,953
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	579,876
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	639,648
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	550,000	623,007
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	364,126
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	422,740
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	434,816
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	500,297
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,375,000	1,492,824
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,503,765
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,784,100

		$16,104,138
Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,609,211
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,941,089
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	2,000,000	2,301,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	$1,285,000	$1,323,730
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	575,000	579,750
Nebraska Public Power District Rev., Unrefunded, “C”, NATL, 5%, 1/01/18	5,360,000	5,403,738

		$14,159,058
Nevada - 0.6%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,045,430
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,101,691
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,726,400

		$7,873,521
New Jersey - 3.5%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/16	$500,000	$507,345
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/18	1,000,000	1,055,730
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/20	1,000,000	1,072,700
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/21	2,465,000	2,643,836
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/24	1,000,000	1,127,300
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,289,320
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	95,000	105,183
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	560,000	621,964
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	640,000	710,227
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	565,585
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	338,634
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	484,683

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	$935,000	$981,731
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,852,101
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,027,630
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	865,000	889,730
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	746,109
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	2,930,000	2,936,651
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,960,000	12,033,434
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,509,558
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	290,000	70,415
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,679,500
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	810,611
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,401,110
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	4,008,061

		$49,469,148
New Mexico - 1.1%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	$2,000,000	$2,093,900
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,223,720
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,541,972

		$14,859,592
New York - 5.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	$385,000	$446,477
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/20	1,635,000	1,693,451
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	1,140,000	1,320,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	$430,000	$451,681
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	856,480
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	1,000,000	1,141,720
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/21	200,000	228,836
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/22	250,000	288,340
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,168,080
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/22	1,000,000	1,004,910
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,082,720
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,102,860
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,022,710
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,593,705
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/27 (Put Date 5/01/20)	10,000,000	10,070,400
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,158,261
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	3,979,246
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/20	2,820,000	3,348,045
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/20	5,000	5,918
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,011,940
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	5,776,980
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,023,686
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,533,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, “C”, 5%, 8/01/17	$1,000,000	$1,077,050
New York, NY, “J-4”, FRN, 0.56%, 8/01/25	1,035,000	1,028,169
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,595,183
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,421,450
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, ETM, 5%, 11/01/16	4,000,000	4,187,120
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	1,630,000	1,630,228
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,089,358
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,058,250
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	210,386
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	270,090
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	250,000	269,950
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,531,642
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,563,394
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	825,000	921,014
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,608,768
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,041,690
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	506,660
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/16	450,000	450,626

		$75,771,029
North Carolina - 1.5%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,139,210
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/22	665,000	765,295
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/23	325,000	374,667
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/24	700,000	808,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.75%, 12/01/33 (Put Date 12/01/17)	$2,800,000	$2,786,672
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 3%, 1/01/16	385,000	386,879
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 3%, 1/01/16	1,665,000	1,673,125
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	8,711,672
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	589,180
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,714,515
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	579,435

		$21,529,647
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/17	$1,335,000	$1,386,090
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/18	1,180,000	1,242,646

		$2,628,736
Ohio - 2.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,331,984
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	3,775,000	3,379,229
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	1,000,000	1,049,640
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/18	335,000	344,816
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/19	345,000	354,032
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 11/15/19	300,000	308,106
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 5/15/20	360,000	381,899
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 11/15/20	365,000	387,469
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/21	375,000	409,991
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/21	385,000	420,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/22	$405,000	$439,397
Columbus, OH, 5%, 7/01/22	2,350,000	2,845,286
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,501,140
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,464,795
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,555,920
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/21	600,000	696,318
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/22	500,000	582,550
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/23	625,000	732,400
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/22	775,000	888,778
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/21	1,000,000	1,145,090
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,362,000

		$34,581,764
Oklahoma - 0.5%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,567,975
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/20	1,500,000	1,691,325
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/21	700,000	797,006
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/22	600,000	684,990
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,131,590

		$6,872,886
Oregon - 1.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/23	$500,000	$583,190
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/21	350,000	383,383
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/22	350,000	405,034
Lake Oswego, OR , 4%, 6/01/19	1,195,000	1,323,044
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,062,044
Lake Oswego, OR , 4%, 6/01/21	2,330,000	2,656,689

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	$785,000	$867,935
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	5,000,000	5,495,300
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,114,170

		$14,890,789
Pennsylvania - 6.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$491,041
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.921%, 2/01/21	1,875,000	1,862,963
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,155,000
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 11/01/15	1,000,000	1,000,130
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/17	1,000,000	1,080,160
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/18	1,000,000	1,111,020
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/19	500,000	567,590
Butler County, PA, Hospital Authority Rev. (Butler Health System), ETM, 5.375%, 7/01/17	1,465,000	1,581,526
Cambria County, PA, BAM, 4%, 8/01/19	2,345,000	2,565,735
Cambria County, PA, BAM, 5%, 8/01/20	1,555,000	1,792,138
Clairton, PA, Municipal Authority, “B”, 4%, 12/01/15	375,000	375,994
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), “C-1, 1.05%, 5/01/16	2,500,000	2,500,800
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,117,440
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,484,704
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,675,410
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	585,000	655,487
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,025,000	1,153,771
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	730,000	821,016
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,417,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/17	$425,000	$439,573
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/19	445,000	485,215
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/20	500,000	552,245
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	1,160,000	1,210,970
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,858,974
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	257,025
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	457,564
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,781,876
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/21	300,000	350,604
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/22	320,000	376,678
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/24	700,000	834,890
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/25	265,000	315,824
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	1,106,150
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	1,104,205
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	833,669
Luzerne County, PA, “A”, AGM, 5%, 11/15/20	1,355,000	1,545,540
Luzerne County, PA, “A”, AGM, 5%, 11/15/21	3,000,000	3,453,330
Luzerne County, PA, “B”, AGM, 5%, 5/15/20	2,200,000	2,495,526
Luzerne County, PA, “B”, AGM, 5%, 5/15/21	2,055,000	2,352,482
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,276,536
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,372,257
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/21	2,000,000	2,230,660
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/22	3,485,000	3,894,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	$880,000	$880,933
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 8/01/45 (Put Date 11/02/15)	5,000,000	5,000,000
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 12/01/33 (Put Date 12/01/15)	2,000,000	2,001,980
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,079,650
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	1,770,000	1,784,160
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	140,000	140,559
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project)_, 5%, 6/30/22	4,000,000	4,551,400
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	274,985
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,482,026
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	405,000	405,672
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	1,000,000	1,064,020
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	856,012
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,060,386
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	355,380
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	523,450
Pennsylvania Industrial Development Authority Rev., Unrefunded Balance, 5%, 7/01/16	1,260,000	1,298,795
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., ETM, 5%, 7/01/16	740,000	763,288
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,301,179
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	386,933
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,801,415
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,456,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/20	$855,000	$945,057
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/22	930,000	1,036,597
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/25	1,605,000	1,793,315

		$94,239,898
Puerto Rico - 1.8%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$4,735,000	$4,782,113
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	230,000	231,716
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	215,000	218,382
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	335,000	312,019
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,430,000	1,302,058
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	111,760
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	92,212
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	39,833
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	1,095,000	1,091,868
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	40,000	38,632
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	1,625,000	1,624,886
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	99,746
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	465,000	465,214
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	165,000	165,488
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	45,000	42,672
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	325,000	312,816
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	334,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	$220,000	$214,141
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	100,764
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	359,260
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	271,332
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	700,000	697,235
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	2,705,000	2,590,551
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	2,060,000	1,957,062
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	1,985,000	1,855,479
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	250,000	249,980
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	1,335,000	1,343,010
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	485,000	486,877
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	345,000	344,972
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	2,950,000	2,975,695

		$24,712,292
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$767,550
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,475,399
Providence, RI, “A”, 4%, 7/15/19	400,000	434,460
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,833,439
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,141,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/19	$2,000,000	$2,220,300
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/21	2,240,000	2,545,626
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 12/01/15	500,000	501,650
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	500,000	524,055
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,259,872
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,702,455
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,265,940

		$21,672,166
South Carolina - 1.2%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,652,300
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	702,608
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	541,815
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,786,361
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	750,000	815,910
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,545,000	4,802,429
Richland County, SC, School District No. 1, 4%, 3/01/19	1,270,000	1,399,134
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/23	1,300,000	1,551,615

		$16,252,172
Tennessee - 2.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,669,427
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,091,280
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	920,000	1,034,154
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	843,098
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	1,994,950
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,230,360
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	8,922,750
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,350,000	1,382,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	$1,000,000	$1,053,490
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	1,100,000	1,214,125
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,124,140

		$28,559,904
Texas - 6.6%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,442,497
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,032,870
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,070,100
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2/15/20	1,000,000	819,850
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,770,427
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/16	750,000	755,400
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	471,222
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	2,800,000	2,768,612
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	760,733
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,092,200
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/15	300,000	300,033
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	5,880,311
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	876,511
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,046,120
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	698,432
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	578,162
Ennis, TX, Independent School District, Capital Appreciation, PSF, 0%, 8/15/21 (Prerefunded 8/15/16)	2,865,000	2,250,314
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,410,635
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.035%, 10/01/29 (Put Date 3/01/17)	1,500,000	1,519,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	$360,000	$368,294
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	421,684
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	464,873
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	784,778
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	524,384
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	669,036
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/20	575,000	662,107
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/21	1,000,000	1,159,670
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,153,600
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	475,000	500,408
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,010,000	1,098,224
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	705,000	753,659
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,051,753
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	918,817
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	974,010
Klein, TX, Independent School District, PSF, 5%, 8/01/21 (Prerefunded 8/01/18)	895,000	996,260
Klein, TX, Independent School District, PSF, 5%, 8/01/21	105,000	116,535
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,733,693
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,385,000	5,410,040
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/18	100,000	106,237
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/19	300,000	323,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/21	$400,000	$436,652
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24 (Prerefunded 2/15/17)	1,000,000	1,058,900
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,059,100
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,318,100
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,084,340
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	516,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,361,562
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/18	500,000	557,160
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	815,000	885,872
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	265,000	265,922
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/19	1,260,000	1,374,786
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/20	785,000	857,558
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/21	1,390,000	1,521,647
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/22	1,460,000	1,594,656
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	528,785
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/18	5,280,000	5,366,434
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,652,400
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/22	400,000	467,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/23	$500,000	$586,315
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21 (Prerefunded 7/01/16)	1,000,000	1,031,610

		$93,260,595
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	$3,625,000	$4,069,353
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	3,595,000	4,106,892

		$8,176,245
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$828,435
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,432,700

		$6,261,135
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/17	$220,000	$233,774
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/19	100,000	111,575
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	2,050,000	2,297,927
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	126,328

		$2,769,604
Virginia - 2.0%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$559,780
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,516,304
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,540,922
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,629,568
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,454,042
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,294,975
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,115,320
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,145,805
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/20	1,150,000	1,318,395
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/21	1,000,000	1,159,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/22	$750,000	$877,403
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	805,000	894,766

		$27,506,540
Washington - 3.5%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/18	$1,400,000	$1,545,950
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/19	2,025,000	2,296,492
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/20	2,230,000	2,569,272
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/21	2,455,000	2,865,820
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/22	2,000,000	2,359,900
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/23	1,500,000	1,780,950
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	3,937,406
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	787,129
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,347,455
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	1,740,000	2,027,535
Seattle, WA, 5%, 5/01/16	3,780,000	3,872,497
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,383,360
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	872,654
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,185,850
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,051,249
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,301,489
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	600,000	609,336
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,800,738
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,785,503
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,454,813

		$48,835,398
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/21	$1,445,000	$1,663,701
West Virginia Housing Development Fund, “B”, 2.1%, 11/01/15	1,750,000	1,750,088

		$3,413,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43 (Put Date 6/01/21)	$5,000,000	$5,899,900
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	6,000,000	6,889,860
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	1,810,000	1,821,566
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	800,000	932,656
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,552,590
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	250,000	250,775
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	3,730,000	3,932,651

		$21,279,998
Total Municipal Bonds (Identified Cost, $1,350,454,888)		$1,386,277,936

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	12,226,811	$12,226,811
Total Investments (Identified Cost, $1,362,681,699)		$1,398,504,747

Other Assets, Less Liabilities - 0.8%		11,291,752
Net Assets - 100.0%		$1,409,796,499

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,350,454,888)	$1,386,277,936
Underlying affiliated funds, at cost and value	12,226,811
Total investments, at value (identified cost, $1,362,681,699)	$1,398,504,747
Cash	8,125
Receivables for
Investments sold	6,620,796
Fund shares sold	5,954,545
Interest	17,164,682
Total assets	$1,428,252,895
Liabilities
Payables for
Distributions	$375,167
Investments purchased	15,222,855
Fund shares reacquired	2,183,736
Payable to affiliates
Investment adviser	38,682
Shareholder servicing costs	487,319
Distribution and service fees	19,421
Payable for independent Trustees’ compensation	2,408
Accrued expenses and other liabilities	126,808
Total liabilities	$18,456,396
Net assets	$1,409,796,499
Net assets consist of
Paid-in capital	$1,379,712,652
Unrealized appreciation (depreciation) on investments	35,823,048
Accumulated net realized gain (loss) on investments	(6,076,389)
Undistributed net investment income	337,188
Net assets	$1,409,796,499
Shares of beneficial interest outstanding	172,515,488

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$656,234,239	80,271,104	$8.18
Class B	1,807,184	221,300	8.17
Class C	133,755,310	16,352,138	8.18
Class I	617,999,766	75,670,946	8.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.39 [100 / 97.5 x $8.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$19,038,613
Dividends from underlying affiliated funds	18,559
Total investment income	$19,057,172
Expenses
Management fee	$3,135,764
Distribution and service fees	1,526,401
Shareholder servicing costs	738,319
Administrative services fee	126,615
Independent Trustees’ compensation	21,285
Custodian fee	99,314
Shareholder communications	45,861
Audit and tax fees	26,364
Legal fees	8,266
Miscellaneous	91,780
Total expenses	$5,819,969
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(390,574)
Net expenses	$5,429,394
Net investment income	$13,627,778
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(316,261)
Futures contracts	235,856
Net realized gain (loss) on investments	$(80,405)
Change in unrealized appreciation (depreciation) on investments	$743,134
Net realized and unrealized gain (loss) on investments	$662,729
Change in net assets from operations	$14,290,507

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/15 (unaudited)	Year ended 4/30/15
From operations
Net investment income	$13,627,778	$25,792,620
Net realized gain (loss) on investments	(80,405)	479,758
Net unrealized gain (loss) on investments	743,134	3,950,893
Change in net assets from operations	$14,290,507	$30,223,271
Distributions declared to shareholders
From net investment income	$(12,628,732)	$(24,760,404)
Change in net assets from fund share transactions	$(218,834,633)	$107,161,618
Total change in net assets	$(217,172,858)	$112,624,485
Net assets
At beginning of period	1,626,969,357	1,514,344,872
At end of period (including undistributed net investment income of $337,188 and accumulated distributions in excess of net investment income of $661,858, respectively)	$1,409,796,499	$1,626,969,357

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.16		$8.13	$8.28	$8.23	$7.93	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.14	$0.17	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	0.02		0.03	(0.15)	0.03	0.30	(0.00	)(w)
Total from investment operations	$0.09		$0.16	$(0.01)	$0.20	$0.49	$0.19
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.15)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$8.18		$8.16	$8.13	$8.28	$8.23	$7.93
Total return (%) (r)(s)(t)(x)	1.06	(n)	1.94	(0.13)	2.51	6.20	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.79	0.81	0.80	0.81
Expenses after expense reductions (f)	0.69	(a)	0.69	0.69	0.70	0.70	0.70
Net investment income	1.74	(a)	1.63	1.75	2.00	2.33	2.41
Portfolio turnover	9	(n)	15	34	11	17	9
Net assets at end of period (000 omitted)	$656,234		$677,065	$685,309	$737,158	$563,330	$589,476

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.15		$8.12	$8.27	$8.22	$7.92	$7.92
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.08	$0.11	$0.13	$0.13
Net realized and unrealized gain (loss) on investments	0.02		0.03	(0.15)	0.03	0.30	(0.00	)(w)
Total from investment operations	$0.06		$0.10	$(0.07)	$0.14	$0.43	$0.13
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.08)	$(0.09)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$8.17		$8.15	$8.12	$8.27	$8.22	$7.92
Total return (%) (r)(s)(t)(x)	0.68	(n)	1.18	(0.86)	1.75	5.42	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.55	1.55	1.55	1.55
Expenses after expense reductions (f)	1.44	(a)	1.45	1.44	1.45	1.45	1.46
Net investment income	0.99	(a)	0.88	1.01	1.29	1.60	1.68
Portfolio turnover	9	(n)	15	34	11	17	9
Net assets at end of period (000 omitted)	$1,807		$1,708	$1,972	$1,394	$1,856	$3,312

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class C			2015	2014	2013		2012	2011

Net asset value, beginning of period	$8.16		$8.13	$8.28	$8.24		$7.94	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.07	$0.10		$0.12	$0.12
Net realized and unrealized gain (loss) on investments	0.01		0.03	(0.15)	0.02	(g)	0.30	0.01	(g)
Total from investment operations	$0.05		$0.09	$(0.08)	$0.12		$0.42	$0.13
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.06)	$(0.07)	$(0.08)		$(0.12)	$(0.12)
Net asset value, end of period (x)	$8.18		$8.16	$8.13	$8.28		$8.24	$7.94
Total return (%) (r)(s)(t)(x)	0.63	(n)	1.08	(0.97)	1.52		5.29	1.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.54	1.55		1.55	1.55
Expenses after expense reductions (f)	1.54	(a)	1.54	1.54	1.55		1.55	1.55
Net investment income	0.89	(a)	0.78	0.91	1.16		1.47	1.56
Portfolio turnover	9	(n)	15	34	11		17	9
Net assets at end of period (000 omitted)	$133,755		$140,213	$148,207	$183,295		$150,584	$121,803

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class I			2015	2014	2013	2012	2011 (i)

Net asset value, beginning of period	$8.15		$8.12	$8.27	$8.23	$7.93	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.15	$0.18	$0.20	$0.13
Net realized and unrealized gain (loss) on investments	0.01		0.03	(0.15)	0.03	0.30	(0.16	)(g)
Total from investment operations	$0.09		$0.17	$0.00	$0.21	$0.50	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.15)	$(0.17)	$(0.20)	$(0.13)
Net asset value, end of period (x)	$8.17		$8.15	$8.12	$8.27	$8.23	$7.93
Total return (%) (r)(s)(x)	1.14	(n)	2.10	0.02	2.54	6.35	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.54	0.56	0.54	0.56	(a)
Expenses after expense reductions (f)	0.54	(a)	0.54	0.54	0.55	0.54	0.53	(a)
Net investment income	1.89	(a)	1.77	1.88	2.14	2.40	2.55	(a)
Portfolio turnover	9	(n)	15	34	11	17	9
Net assets at end of period (000 omitted)	$618,000		$807,983	$678,857	$371,184	$204,394	$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 30, 2010, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,386,277,936	$—	$1,386,277,936
Mutual Funds	12,226,811	—	—	12,226,811
Total Investments	$12,226,811	$1,386,277,936	$—	$1,398,504,747

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts.

At October 31, 2015, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$235,856

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/15
Ordinary income (including any short-term capital gains)	$266,010
Tax-exempt income	24,494,394
Total distributions	$24,760,404

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/15
Cost of investments	$1,358,848,495
Gross appreciation	40,588,595
Gross depreciation	(932,343)
Net unrealized appreciation (depreciation)	$39,656,252

As of 4/30/15
Undistributed tax-exempt income	1,372,255
Capital loss carryforwards	(9,704,985)
Other temporary differences	(2,034,113)
Net unrealized appreciation (depreciation)	38,788,915

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/18	$(126,716)

Post-enactment losses which are characterized as follows:
Short-Term	$(7,859,654)
Long-Term	(1,718,615)
Total	$(9,578,269)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/15	Year ended 4/30/15
Class A	$5,359,730	$10,602,492
Class B	7,636	14,830
Class C	519,063	1,022,802
Class I	6,742,303	13,120,280
Total	$12,628,732	$24,760,404

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2015, this management fee reduction amounted to $55,083, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2016. For the six months ended October 31, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,262 for the six months ended October 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$833,230
Class B	0.75%	0.25%	1.00%	0.90%	8,823
Class C	0.75%	0.25%	1.00%	1.00%	684,348
Total Distribution and Service Fees					$1,526,401

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2015 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $333,290 and is included in the reduction of total expenses in the Statement of Operations. For one year from date of purchase of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $877 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2016. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2015, this rebate amounted to $1,299 and $25 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2015, were as follows:

Amount
Class A	$42,955
Class B	1,193
Class C	12,670

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2015, the fee was $30,253, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

Notes to Financial Statements (unaudited) – continued

which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $708,066.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $33 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,395 at October 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2015, the fee paid by the fund under this agreement was $1,808 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended October 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $132,108,047 and $331,399,300, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,615,108	$70,087,876	24,770,174	$202,380,925
Class B	45,170	367,164	36,542	299,142
Class C	1,144,890	9,322,292	3,462,129	28,307,838
Class I	15,345,734	124,777,421	39,499,075	322,464,163
	25,150,902	$204,554,753	67,767,920	$553,452,068

Shares issued to shareholders in reinvestment of distributions
Class A	597,766	$4,868,063	1,184,766	$9,685,076
Class B	754	6,133	1,384	11,302
Class C	53,189	433,373	102,229	836,137
Class I	633,243	5,150,403	1,193,046	9,744,988
	1,284,952	$10,457,972	2,481,425	$20,277,503
Shares reacquired
Class A	(11,919,924)	$(96,923,114)	(27,270,543)	$(222,828,074)
Class B	(34,121)	(277,028)	(71,188)	(580,684)
Class C	(2,020,413)	(16,445,535)	(4,609,143)	(37,676,283)
Class I	(39,423,671)	(320,201,681)	(25,153,908)	(205,482,912)
	(53,398,129)	$(433,847,358)	(57,104,782)	$(466,567,953)

Net change
Class A	(2,707,050)	$(21,967,175)	(1,315,603)	$(10,762,073)
Class B	11,803	96,269	(33,262)	(270,240)
Class C	(822,334)	(6,689,870)	(1,044,785)	(8,532,308)
Class I	(23,444,694)	(190,273,857)	15,538,213	126,726,239
	(26,962,275)	$(218,834,633)	13,144,563	$107,161,618

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or

Notes to Financial Statements (unaudited) – continued

daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2015, the fund’s commitment fee and interest expense were $2,582 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,181	342,373,639	(330,149,009)	12,226,811

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,559	$12,226,811

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2015

MFS® TOTAL RETURN BOND FUND

RBF-SEM

MFS® TOTAL RETURN BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy remains vulnerable as central banks continue to play a major role in supporting growth.

Even the resilient U.S. economy has had slower growth, as a strong U.S. dollar and weak overseas markets have hurt exporters. However, robust consumer demand and a recovering housing market have aided the domestic economy, fueled by cheap gasoline and an improving labor market.

China’s transition to a consumer-based, slower-growth economy has weighed on many commodity-exporting nations. And concerns about weakness in China have eroded investor and business confidence around the world. Meanwhile, rising geopolitical concerns will weigh on the eurozone, which is still reliant on the European Central Bank’s support.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	36.1%
U.S. Treasury Securities	19.0%
Mortgage-Backed Securities	18.9%
Commercial Mortgage-Backed Securities	9.2%
High Yield Corporates	5.0%
Asset-Backed Securities	3.1%
U.S. Government Agencies	2.1%
Collateralized Debt Obligations	2.0%
Emerging Markets Bonds	0.7%
Municipal Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	2.3%
A	8.9%
BBB	27.2%
BB	4.5%
B	3.4%
CCC (o)	0.0%
CC (o)	0.0%
C	0.1%
D (o)	0.0%
U.S. Government	19.3%
Federal Agencies	21.0%
Not Rated	(0.8)%
Cash & Cash Equivalents	2.9%
Other	0.8%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 10/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2015 through October 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2015 through October 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period (p) 5/01/15-10/31/15
A	Actual	0.74%	$1,000.00	$990.90	$3.70
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
B	Actual	1.49%	$1,000.00	$987.21	$7.44
	Hypothetical (h)	1.49%	$1,000.00	$1,017.65	$7.56
C	Actual	1.59%	$1,000.00	$986.71	$7.94
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
I	Actual	0.59%	$1,000.00	$991.65	$2.95
	Hypothetical (h)	0.59%	$1,000.00	$1,022.17	$3.00
R1	Actual	1.59%	$1,000.00	$986.71	$7.94
	Hypothetical (h)	1.59%	$1,000.00	$1,017.14	$8.06
R2	Actual	1.09%	$1,000.00	$989.15	$5.45
	Hypothetical (h)	1.09%	$1,000.00	$1,019.66	$5.53
R3	Actual	0.84%	$1,000.00	$990.39	$4.20
	Hypothetical (h)	0.84%	$1,000.00	$1,020.91	$4.27
R4	Actual	0.59%	$1,000.00	$991.64	$2.95
	Hypothetical (h)	0.59%	$1,000.00	$1,022.17	$3.00
R5	Actual	0.49%	$1,000.00	$992.15	$2.45
	Hypothetical (h)	0.49%	$1,000.00	$1,022.67	$2.49
529A	Actual	0.78%	$1,000.00	$990.66	$3.90
	Hypothetical (h)	0.78%	$1,000.00	$1,021.22	$3.96
529B	Actual	1.64%	$1,000.00	$986.47	$8.19
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31
529C	Actual	1.64%	$1,000.00	$986.46	$8.19
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$5,205,000	$5,218,006

Asset-Backed & Securitized - 14.2%
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.753%, 7/28/26	$13,932,785	$13,781,606
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	2,089,923	2,088,690
ARI Fleet Lease Trust, “A”, FRN, 0.496%, 1/15/21 (n)	1,263,615	1,260,671
Babson Ltd., CLO, FRN, 1.417%, 4/20/25 (z)	13,498,695	13,297,861
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/43 (n)	9,482,898	9,870,012
Banc of America Commercial Mortgage, Inc., FRN, 5.614%, 4/24/49 (n)	3,693,253	3,807,082
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	6,339,268	6,561,517
Bayview Commercial Asset Trust, FRN, 0.507%, 8/25/35 (z)	360,876	323,046
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	8,771,215	27,838
Bayview Commercial Asset Trust, FRN, 0.467%, 4/25/36 (z)	286,355	255,914
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	8,468,949	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	13,855,755	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	6,719,687	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	15,137,124	2
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	950,668	946,523
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	91,783	97,665
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	2,695,478	1,696,728
Cent CDO XI Ltd., “A1”, FRN, 0.583%, 4/25/19 (n)	4,146,387	4,062,796
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.55%, 8/01/24 (z)	8,769,295	8,738,609
Chesapeake Funding LLC, “A”, FRN, 0.944%, 11/07/23 (n)	283,894	282,769
Chesapeake Funding LLC, “A”, FRN, 0.644%, 1/07/25 (n)	8,882,311	8,873,320
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/47	4,871,207	5,041,973
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	12,178,018	12,091,225
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	21,239,050	21,759,103
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	17,940,000	18,445,985
CNH Wholesale Master Note Trust, “A”, FRN, 0.796%, 8/15/19 (n)	14,837,000	14,815,577
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32 (i)(z)	2,303,015	7,070

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	$10,635,000	$10,677,384
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/47	15,379,562	16,148,795
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/47	12,601,000	13,068,866
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	10,456,000	10,585,283
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	10,877,207	11,283,276
Countrywide Asset-Backed Certificates, FRN, 4.879%, 4/25/36	561,075	500,686
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	12,652,613	13,329,558
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/39	18,890,966	19,388,718
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.949%, 9/15/39	8,654,412	9,143,643
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,150,406	7,283,684
Credit-Based Asset Servicing & Securitization LLC, 4.102%, 12/25/35	854,941	844,375
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.01%, 1/25/37 (d)(q)	1,629,744	856,286
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.974%, 3/25/37 (d)(q)	1,969,761	1,183,884
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	4,025,427	4,108,821
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	6,896,307	7,278,011
CWCapital LLC, 5.223%, 8/15/48	5,102,725	5,232,245
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.7%, 1/15/25 (z)	10,838,110	10,773,851
Falcon Franchise Loan LLC, FRN, 6.621%, 1/05/23 (i)(z)	34,988	3,670
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25 (i)(z)	243,457	58,816
First Union National Bank Commercial Mortgage, FRN, 1.468%, 1/12/43 (i)(z)	596,602	1,694
First Union-Lehman Brothers Bank of America, FRN, 0.938%, 11/18/35 (i)	1,339,238	24,249
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.715%, 1/17/26 (z)	11,818,643	11,727,959
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	5,871,000	5,924,224
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	15,109,000	15,227,279
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,521,847
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	1,912,673	1,912,195
GE Equipment Transportation LLC, 2015-1, “A2”, 0.89%, 11/24/17	5,597,000	5,601,887
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	1,010,168	982,980

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	$13,871,121	$14,351,130
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	12,512,927	12,671,381
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.496%, 1/15/19	2,941,578	2,941,193
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.747%, 12/10/27 (n)	4,841,087	4,828,914
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.597%, 4/10/28 (z)	7,292,952	7,270,499
IMPAC CMB Trust, FRN, 0.937%, 11/25/34	115,256	108,644
IMPAC CMB Trust, FRN, 1.117%, 11/25/34	57,628	53,715
IMPAC Secured Assets Corp., FRN, 0.547%, 5/25/36	426,239	412,718
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	14,219,798	14,590,551
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/48	12,197,703	12,175,737
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.774%, 6/15/49	12,404,780	12,480,586
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	887,973	888,294
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	9,433,747	9,758,271
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.556%, 7/15/42 (n)	4,180,000	1,238,554
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.695%, 2/12/49	2,647,150	2,762,632
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.774%, 6/15/49	20,102,684	20,784,306
Kingsland III Ltd., “A1”, CDO, FRN, 0.544%, 8/24/21 (n)	2,423,970	2,410,570
KKR Financial CLO Ltd., “C”, FRN, 1.771%, 5/15/21 (n)	7,811,290	7,756,611
LB Commercial Conduit Mortgage Trust, FRN, 1.45%, 10/15/35 (i)	1,069,765	33,447
Merrill Lynch Mortgage Investors, Inc., 4.479%, 2/25/37 (d)(q)	2,311,030	471,605
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	1,140,491	1,141,516
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48	8,858,993	8,946,100
Morgan Stanley Capital I Trust, “AM”, FRN, 5.682%, 4/15/49	18,767,000	19,346,840
Morgan Stanley Capital I, Inc., FRN, 1.449%, 3/15/31 (i)(z)	177,554	8
Morgan Stanley Re-REMIC Trust, FRN, 5.795%, 8/15/45 (n)	17,036,082	17,823,026
Motor PLC, 2015-1A, “A1”, FRN, 0.797%, 6/25/22 (n)	6,916,000	6,889,581
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	9,472,000	9,455,122
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.35%, 10/15/20 (z)	12,704,000	12,702,868
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	753,276	753,267

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	$12,865,000	$12,836,742
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	696,647	698,872
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.364%, 12/25/36 (d)(q)	896,322	580,601
Preferred Term Securities XIX Ltd., CDO, FRN, 0.687%, 12/22/35 (z)	5,603,218	3,917,098
Race Point CLO Ltd., “A”, FRN, 1.583%, 2/20/25 (n)	10,945,000	10,869,961
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/35	4,863,297	3,989,406
Thornburg Mortgage Securities Trust, FRN, 0.877%, 4/25/43	13,591	13,266
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.544%, 7/22/19 (n)	8,621,000	8,514,707
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.952%, 2/15/51	10,177,212	10,598,679
Wachovia Bank Commercial Mortgage Trust, FRN, 5.713%, 6/15/49	21,096,007	21,898,813
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	16,868,976	17,305,076

		$631,078,658
Automotive - 1.0%
General Motors Co., 4.875%, 10/02/23	$6,264,000	$6,571,594
General Motors Co., 5.2%, 4/01/45	5,230,000	5,177,867
General Motors Financial Co., Inc., 3.45%, 4/10/22	9,207,000	8,990,847
Hyundai Capital America, 2.4%, 10/30/18 (z)	3,541,000	3,541,783
Hyundai Capital America, 2.6%, 3/19/20 (n)	10,893,000	10,706,152
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	9,562,000	9,137,208

		$44,125,451
Biotechnology - 0.5%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$22,327,020

Broadcasting - 0.4%
Discovery Communications, Inc., 3.45%, 3/15/25	$1,375,000	$1,283,558
Discovery Communications, Inc., 4.95%, 5/15/42	5,225,000	4,639,147
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)	1,124,000	1,101,138
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	3,585,000	3,505,438
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,465,186
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	4,035,343

		$18,029,810
Brokerage & Asset Managers - 0.4%
CME Group, Inc., 3%, 3/15/25	$6,579,000	$6,541,375
TD Ameritrade Holding Corp., 5.6%, 12/01/19	5,512,000	6,225,738

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
TD Ameritrade Holding Corp., 2.95%, 4/01/22	$4,776,000	$4,757,068

		$17,524,181
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$13,392,000	$13,252,429
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,850,766

		$17,103,195
Business Services - 0.1%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,245,900

Cable TV - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$5,370,000	$5,635,144
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	6,065,000	6,155,975
CCO Safari II LLC, 4.908%, 7/23/25 (n)	11,609,000	11,800,351
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	11,935,000	12,084,188
Time Warner Cable, Inc., 4.5%, 9/15/42	11,091,000	8,983,366
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	6,017,055
Videotron Ltd., 5%, 7/15/22	10,755,000	11,225,531

		$61,901,610
Chemicals - 0.7%
CF Industries Holdings, Inc., 7.125%, 5/01/20	$7,265,000	$8,465,563
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	3,825,602
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,833,576
LyondellBasell Industries N.V., 5.75%, 4/15/24	8,237,000	9,328,987
Tronox Finance LLC, 6.375%, 8/15/20	10,489,000	7,470,266

		$32,923,994
Computer Software - 0.6%
Microsoft Corp., 3.125%, 11/03/25	$16,308,000	$16,502,130
VeriSign, Inc., 4.625%, 5/01/23	9,825,000	9,842,685

		$26,344,815
Computer Software - Systems - 0.2%
Apple, Inc., 4.375%, 5/13/45	$7,267,000	$7,240,439

Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$5,998,000	$6,012,197
Newell Rubbermaid, Inc., 4%, 12/01/24	12,501,000	12,512,438
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	13,740,560

		$32,265,195

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 0.5%
ADT Corp., 6.25%, 10/15/21	$10,200,000	$11,016,000
Priceline Group, Inc., 3.65%, 3/15/25	11,504,000	11,458,628

		$22,474,628
Containers - 0.5%
Ball Corp., 5%, 3/15/22	$3,615,000	$3,732,488
Ball Corp., 4%, 11/15/23	7,275,000	7,093,125
Sealed Air Corp., 5.125%, 12/01/24 (n)	10,780,000	11,076,450

		$21,902,063
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,046,471

Emerging Market Quasi-Sovereign - 0.0%
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	$13,000	$12,370

Energy - Independent - 0.3%
Chesapeake Energy Corp., 5.75%, 3/15/23	$11,535,000	$7,267,050
EQT Corp., 4.875%, 11/15/21	5,460,000	5,491,788

		$12,758,838
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.237%, 5/10/19	$8,693,000	$8,756,711
BP Capital Markets PLC, 2.521%, 1/15/20	1,902,000	1,929,944
Chevron Corp., 1.104%, 12/05/17	4,990,000	4,992,525
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)	4,671,000	1,704,915
Shell International Finance B.V., 2.125%, 5/11/20	9,112,000	9,129,577

		$26,513,672
Entertainment - 0.4%
Carnival Corp., 3.95%, 10/15/20	$9,780,000	$10,217,733
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	5,505,000	5,711,438

		$15,929,171
Financial Institutions - 1.0%
General Electric Capital Corp., 2.1%, 12/11/19	$3,604,000	$3,612,848
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,500,200
International Lease Finance Corp., 7.125%, 9/01/18 (n)	5,888,000	6,520,960
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	11,185,000	10,234,275
SLM Corp., 4.625%, 9/25/17	11,437,000	11,565,094
SLM Corp., 8%, 3/25/20	5,422,000	5,747,320

		$43,180,697

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 1.5%
J.M. Smucker Co., 3%, 3/15/22	$4,270,000	$4,272,707
J.M. Smucker Co., 4.25%, 3/15/35	5,928,000	5,821,794
Kraft Foods Group, Inc., 5%, 6/04/42	9,699,000	9,983,210
Kraft Heinz Co., 5.2%, 7/15/45 (n)	4,765,000	5,051,729
Smithfield Foods, Inc., 6.625%, 8/15/22	10,510,000	11,245,700
Tyson Foods, Inc., 6.6%, 4/01/16	8,949,000	9,146,818
Tyson Foods, Inc., 4.5%, 6/15/22	5,686,000	6,046,549
Tyson Foods, Inc., 3.95%, 8/15/24	3,378,000	3,448,654
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	12,487,000	12,942,176

		$67,959,337
Food & Drug Stores - 0.9%
CVS Health Corp., 3.5%, 7/20/22	$18,312,000	$18,891,135
CVS Health Corp., 5.125%, 7/20/45	10,066,000	10,791,608
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	8,911,000	8,844,212

		$38,526,955
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,649,739
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	8,057,000	8,217,004
Packaging Corp. of America, 3.65%, 9/15/24	4,893,000	4,886,438

		$18,753,181
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$2,221,000	$2,395,002
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,636,309
Wyndham Worldwide Corp., 5.1%, 10/01/25	1,776,000	1,817,402

		$10,848,713
Industrial - 0.2%
University of Notre Dame Du Lac, 3.438%, 2/15/45	$10,505,000	$9,811,807

Insurance - 1.8%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$7,860,000	$7,579,186
American International Group, Inc., 3.75%, 7/10/25	19,325,000	19,633,929
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,340,060
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	8,209,759
Principal Financial Group, Inc., 3.4%, 5/15/25	20,122,000	19,773,346
Unum Group, 7.125%, 9/30/16	2,220,000	2,332,605
Unum Group, 4%, 3/15/24	8,486,000	8,641,158
UnumProvident Corp., 6.85%, 11/15/15 (n)	5,819,000	5,829,719

		$78,339,762

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.6%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,400,881
UnitedHealth Group, Inc., 3.35%, 7/15/22	17,052,000	17,669,078

		$28,069,959
Insurance - Property & Casualty - 1.4%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,050,296
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	11,480,000	11,398,940
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	7,865,854
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,329,072
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,044,818
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,063,820
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	2,842,534
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	2,405,000	2,439,873
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	6,670,790

		$63,705,997
Local Authorities - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,575,209
State of California (Build America Bonds), 7.625%, 3/01/40	1,360,000	2,011,100
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	15,622,729
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	3,180,000	3,111,217

		$23,320,255
Major Banks - 7.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,084,976
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,821,722
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,635,971
Bank of America Corp., 3.3%, 1/11/23	15,044,000	15,000,448
Bank of America Corp., 4.125%, 1/22/24	8,877,000	9,244,011
Bank of America Corp., 3.95%, 4/21/25	8,365,000	8,230,943
Bank of America Corp., 3.875%, 8/01/25	12,392,000	12,607,732
Bank of America Corp., FRN, 6.1%, 12/31/49	9,685,000	9,793,956
Bank of America Corp., FRN, 6.5%, 12/31/49	5,231,000	5,466,447
Barclays PLC, 5.25%, 8/17/45	16,107,000	16,696,838
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	7,462,000	8,170,890
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25 (z)	12,034,000	11,765,389
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,844,333
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	4,917,649
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,282,731
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	17,329,855
Goldman Sachs Group, Inc., 5.15%, 5/22/45	7,490,000	7,518,335
Huntington National Bank, 2.4%, 4/01/20	3,704,000	3,677,698

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
ING Bank N.V., 3.75%, 3/07/17 (n)	$2,945,000	$3,035,146
ING Bank N.V., 5.8%, 9/25/23 (n)	16,778,000	18,444,760
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,167,585
JPMorgan Chase & Co., 4.25%, 10/15/20	2,471,000	2,646,523
JPMorgan Chase & Co., 4.5%, 1/24/22	3,602,000	3,901,362
JPMorgan Chase & Co., 3.2%, 1/25/23	9,726,000	9,698,427
JPMorgan Chase & Co., 3.125%, 1/23/25	5,535,000	5,377,219
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	6,749,000	6,925,534
Morgan Stanley, 5.75%, 10/18/16	7,752,000	8,103,856
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,380,899
Morgan Stanley, 5.5%, 7/28/21	20,255,000	22,926,918
Morgan Stanley, 3.7%, 10/23/24	3,847,000	3,895,949
Morgan Stanley, 4%, 7/23/25	5,074,000	5,217,843
Morgan Stanley, 4.3%, 1/27/45	2,874,000	2,754,453
PNC Bank N.A., 3.8%, 7/25/23	18,666,000	19,320,057
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	8,922,933
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,685,193
Royal Bank of Scotland Group PLC, 6%, 12/19/23	8,880,000	9,640,288
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/31/49	7,974,000	8,253,090
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 12/31/49	2,205,000	2,304,225
Wachovia Corp., 6.605%, 10/01/25	2,393,000	2,909,220
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	5,267,000	5,570,906

		$322,172,310
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 4.685%, 12/15/44	$8,185,000	$8,309,355
Catholic Health Initiatives, 2.95%, 11/01/22	9,909,000	9,753,369
Express Scripts Holding Co., 2.65%, 2/15/17	6,827,000	6,922,578
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	3,987,000	3,880,607
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,042,000	7,392,110

		$36,258,019
Medical Equipment - 0.8%
Medtronic, Inc., 4.625%, 3/15/45	$10,024,000	$10,537,900
Zimmer Holdings, Inc., 2.7%, 4/01/20	23,330,000	23,261,876

		$33,799,776
Metals & Mining - 0.9%
Barrick North America Finance LLC, 5.75%, 5/01/43	$8,843,000	$7,852,292
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	2,625,174
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,200,000	2,962,302
Kinross Gold Corp., 5.95%, 3/15/24	8,317,000	6,829,737

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Plains Exploration & Production Co., 6.875%, 2/15/23	$11,638,000	$10,241,440
Steel Dynamics, Inc., 5.125%, 10/01/21	8,392,000	8,329,060

		$38,840,005
Midstream - 1.9%
APT Pipelines Ltd., 5%, 3/23/35 (n)	$11,479,000	$10,619,028
El Paso Corp., 7.75%, 1/15/32	8,840,000	8,947,167
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	7,843,000	7,036,575
Energy Transfer Partners LP, 5.15%, 2/01/43	5,108,000	4,046,031
Energy Transfer Partners LP, 5.15%, 3/15/45	11,437,000	9,127,778
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	6,781,993
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	9,090,000	7,468,235
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	10,907,000	10,825,198
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	9,521,828
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,252,910
Williams Cos., Inc., 5.75%, 6/24/44	12,882,000	9,428,052

		$85,054,795
Mortgage-Backed - 18.8%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$11,828,048	$12,607,089
Fannie Mae, 3.5%, 7/01/43	6,434,730	6,709,800
Fannie Mae, 5.09%, 2/01/16	2,553,460	2,568,699
Fannie Mae, 5.198%, 2/01/16	93,828	93,834
Fannie Mae, 5.404%, 2/01/16	849,974	853,714
Fannie Mae, 5.733%, 7/01/16	1,801,148	1,821,473
Fannie Mae, 5.93%, 9/01/16	1,107,514	1,129,855
Fannie Mae, 5.5%, 12/01/16 - 12/01/38	29,378,562	32,966,583
Fannie Mae, 5.599%, 1/01/17	12,524	12,510
Fannie Mae, 5.28%, 3/01/17	2,498,416	2,589,602
Fannie Mae, 5.54%, 4/01/17	1,385,976	1,445,773
Fannie Mae, 5.458%, 6/01/17	833,436	872,905
Fannie Mae, 2.71%, 11/01/17	1,429,521	1,468,484
Fannie Mae, 5%, 2/01/18 - 3/01/42	25,960,584	28,656,999
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,588,646
Fannie Mae, 3.854%, 7/01/18	3,467,435	3,669,457
Fannie Mae, 2.578%, 9/25/18	11,000,000	11,295,109
Fannie Mae, 5.18%, 3/01/19	505,260	546,450
Fannie Mae, 4.88%, 3/01/20	561,167	604,645
Fannie Mae, 5.19%, 9/01/20	2,537,888	2,774,833
Fannie Mae, 4.45%, 1/01/21	7,504,390	8,219,514
Fannie Mae, 2.41%, 5/01/23	2,869,480	2,867,457
Fannie Mae, 2.55%, 5/01/23	1,482,875	1,495,047
Fannie Mae, 4.5%, 5/01/25	714,934	772,143

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3%, 3/01/27 - 4/01/30	$13,690,015	$14,289,843
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	214,990	252,138
Fannie Mae, 4.5%, 3/01/34 - 4/01/44	36,023,463	39,169,861
Fannie Mae, 6%, 5/01/34 - 10/01/38	10,009,405	11,399,700
Fannie Mae, 4%, 2/01/41 - 2/01/45	118,456,208	126,240,957
Fannie Mae, 3.5%, 11/01/41 - 1/01/42	10,225,194	10,700,059
Fannie Mae, 3.5%, 4/01/43	6,716,632	7,005,043
Fannie Mae, TBA, 3%, 11/01/30	2,420,439	2,517,710
Federal Home Loan Bank, 3%, 10/01/42 - 5/01/43	3,886,249	3,928,994
Freddie Mac, 3.5%, 7/01/42	9,379,581	9,778,702
Freddie Mac, 4%, 4/01/44 - 9/01/44	58,455,487	62,153,470
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	6,138,829	6,820,372
Freddie Mac, 3.154%, 2/25/18	3,525,131	3,657,450
Freddie Mac, 5%, 5/01/18 - 4/01/40	6,476,867	7,121,515
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,736,311
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,203,347
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,548,376
Freddie Mac, 2.13%, 1/25/19	14,841,000	15,050,739
Freddie Mac, 2.456%, 8/25/19	9,000,000	9,259,530
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,446,688
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,191,293
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,241,821
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,567,681
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,258,966
Freddie Mac, 2.791%, 1/25/22	7,810,000	8,033,309
Freddie Mac, 2.716%, 6/25/22	4,014,670	4,110,692
Freddie Mac, 2.355%, 7/25/22	6,000,000	6,008,151
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,865,908
Freddie Mac, 3.32%, 2/25/23	5,536,000	5,862,476
Freddie Mac, 3.25%, 4/25/23	8,549,000	9,007,947
Freddie Mac, 3.06%, 7/25/23	5,785,000	6,006,550
Freddie Mac, 3.531%, 7/25/23	3,060,000	3,273,982
Freddie Mac, 3.458%, 8/25/23	17,774,000	18,978,597
Freddie Mac, 2.67%, 12/25/24	5,439,000	5,420,900
Freddie Mac, 2.811%, 1/25/25	8,455,000	8,515,523
Freddie Mac, 3.329%, 5/25/25	9,840,000	10,299,028
Freddie Mac, 4%, 7/01/25 - 11/01/43	22,903,107	24,379,012
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	6,546,133	7,101,552
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	16,505,713	17,233,158
Freddie Mac, 6%, 11/01/33 - 7/01/38	2,752,327	3,128,609
Freddie Mac, 3%, 3/01/43 - 5/01/43	5,120,998	5,178,666
Freddie Mac, TBA, 3%, 12/01/30	11,044,000	11,453,544
Freddie Mac, TBA, 3.5%, 1/01/45 - 12/01/45	26,793,000	27,711,738

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, TBA, 4.5%, 11/01/45	$6,776,492	$7,328,140
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	4,589,057	5,143,615
Ginnie Mae, 6%, 2/15/34 - 1/15/38	3,666,578	4,185,536
Ginnie Mae, 4.5%, 4/15/39 - 2/20/42	39,158,664	42,788,889
Ginnie Mae, 4%, 10/20/40 - 2/20/41	11,683,670	12,539,795
Ginnie Mae, 3.5%, 11/15/40 - 4/15/42	17,032,693	17,874,682
Ginnie Mae, TBA, 3.5%, 11/01/45 - 12/01/45	56,644,000	59,223,706

		$835,824,892
Network & Telecom - 1.1%
AT&T, Inc., 4.5%, 5/15/35	$19,664,000	$18,392,821
Verizon Communications, Inc., 6.55%, 9/15/43	25,245,000	30,218,972

		$48,611,793
Oil Services - 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$8,337,932	$2,789,038
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	11,361,000	11,292,800

		$14,081,838
Oils - 0.2%
Valero Energy Corp., 4.9%, 3/15/45	$8,076,000	$7,461,788

Other Banks & Diversified Financials - 2.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	$4,209,000	$4,287,115
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	4,024,614
BPCE S.A., 4.5%, 3/15/25 (n)	8,201,000	8,074,828
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,133,298
Capital One Financial Corp., 6.15%, 9/01/16	4,084,000	4,246,997
Capital One Financial Corp., 3.2%, 2/05/25	7,435,000	7,174,210
Citigroup, Inc., 8.5%, 5/22/19	7,251,000	8,754,118
Citigroup, Inc., 4.4%, 6/10/25	6,993,000	7,068,482
Discover Bank, 7%, 4/15/20	9,837,000	11,327,119
Discover Bank, 3.1%, 6/04/20	4,834,000	4,890,495
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	12,290,000	15,946,275
Macquarie Group Ltd., 3%, 12/03/18 (n)	372,000	377,342
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25 (z)	7,454,000	7,486,917

		$87,791,810
Pharmaceuticals - 2.6%
AbbVie, Inc., 4.5%, 5/14/35	$14,625,000	$13,951,475
Actavis Funding SCS, 4.55%, 3/15/35	11,034,000	10,516,329
Actavis Funding SCS, 4.85%, 6/15/44	3,782,000	3,635,342
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	3,922,000	3,948,999
Biogen, Inc., 5.2%, 9/15/45	7,523,000	7,586,923

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Celgene Corp., 1.9%, 8/15/17	$7,253,000	$7,312,126
Celgene Corp., 2.875%, 8/15/20	20,321,000	20,449,937
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	23,549,000	25,473,801
Gilead Sciences, Inc., 2.35%, 2/01/20	1,158,000	1,167,990
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	8,385,555
Gilead Sciences, Inc., 4.75%, 3/01/46	5,452,000	5,515,118
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	4,670,000	4,051,225
VPII Escrow Corp., 6.75%, 8/15/18 (z)	5,225,000	5,042,648

		$117,037,468
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$1,162,000	$644,910
Teck Resources Ltd., 5.4%, 2/01/43	5,699,000	3,048,965

		$3,693,875
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,189,940

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$7,579,000	$7,394,360
HCP, Inc., REIT, 5.375%, 2/01/21	4,940,000	5,439,770

		$12,834,130
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,684,670
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,667,052

		$11,351,722
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,756,964

Real Estate - Retail - 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22	$9,407,000	$9,425,654
DDR Corp., REIT, 4.625%, 7/15/22	4,107,000	4,275,309
DDR Corp., REIT, 3.375%, 5/15/23	9,585,000	9,124,105
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	5,723,333

		$28,548,401
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43	$4,892,000	$3,947,687

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.7%
Dollar General Corp., 3.25%, 4/15/23	$12,650,000	$12,084,064
Dollar General Corp., 4.15%, 11/01/25	4,181,000	4,153,568
Gap, Inc., 5.95%, 4/12/21	5,458,000	5,803,377
Home Depot, Inc., 2.625%, 6/01/22	7,291,000	7,336,758

		$29,377,767
Supermarkets - 0.1%
Kroger Co., 3.85%, 8/01/23	$3,285,000	$3,410,323

Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 5%, 2/15/24	$8,779,000	$9,315,722
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,381,000	1,491,390
MTS International Funding Ltd., 5%, 5/30/23 (n)	6,018,000	5,559,128
SBA Tower Trust, 2.898%, 10/15/44 (n)	7,673,000	7,628,574

		$23,994,814
Tobacco - 1.3%
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	$17,001,000	$17,209,772
Reynolds American, Inc., 8.125%, 6/23/19 (n)	5,043,000	5,963,015
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	10,810,042
Reynolds American, Inc., 4%, 6/12/22	12,738,000	13,352,430
Reynolds American, Inc., 3.25%, 11/01/22	4,985,000	4,959,851
Reynolds American, Inc., 4.45%, 6/12/25	6,441,000	6,721,113

		$59,016,223
Transportation - Services - 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$2,033,000	$2,057,225
ERAC USA Finance LLC, 7%, 10/15/37 (n)	3,033,000	3,728,679
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	1,447,000	1,345,311
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	10,975,000	8,629,094

		$15,760,309
U.S. Government Agencies and Equivalents - 2.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$4,335,148	$4,359,332
Small Business Administration, 5.94%, 7/01/16	9,209	9,351
Small Business Administration, 5.37%, 9/01/16	41,531	42,079
Small Business Administration, 6.35%, 4/01/21	3,523	3,860
Small Business Administration, 6.34%, 5/01/21	4,867	5,300
Small Business Administration, 6.44%, 6/01/21	6,132	6,692
Small Business Administration, 5.34%, 11/01/21	33,477	35,845
Small Business Administration, 6.07%, 3/01/22	21,097	22,931
Small Business Administration, 4.35%, 7/01/23	270,745	286,085
Small Business Administration, 4.98%, 11/01/23	359,948	392,591
Small Business Administration, 4.89%, 12/01/23	368,476	398,165

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.93%, 1/01/24	$491,650	$531,591
Small Business Administration, 4.34%, 3/01/24	529,609	557,855
Small Business Administration, 5.18%, 5/01/24	442,553	480,363
Small Business Administration, 5.52%, 6/01/24	490,830	537,940
Small Business Administration, 5.19%, 7/01/24	600,317	651,730
Small Business Administration, 4.86%, 10/01/24	350,561	375,943
Small Business Administration, 4.57%, 6/01/25	900,473	957,966
Small Business Administration, 4.76%, 9/01/25	2,508,624	2,685,234
Small Business Administration, 5.39%, 12/01/25	244,420	269,594
Small Business Administration, 5.35%, 2/01/26	1,409,800	1,542,537
Small Business Administration, 3.25%, 11/01/30	3,049,358	3,183,544
Small Business Administration, 2.85%, 9/01/31	5,190,036	5,324,670
Small Business Administration, 2.37%, 8/01/32	3,981,484	3,984,661
Small Business Administration, 2.13%, 1/01/33	5,738,381	5,646,200
Small Business Administration, 2.21%, 2/01/33	1,450,887	1,437,801
Small Business Administration, 2.22%, 3/01/33	5,382,199	5,359,498
Small Business Administration, 2.08%, 4/01/33	8,226,646	8,107,351
Small Business Administration, 2.45%, 6/01/33	11,232,903	11,275,221
Small Business Administration, 3.15%, 7/01/33	13,785,478	14,378,852
Small Business Administration, 3.16%, 8/01/33	13,095,154	13,669,851
Small Business Administration, 3.62%, 9/01/33	7,171,798	7,663,077

		$94,183,710
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds, 6%, 2/15/26	$840,000	$1,137,675
U.S. Treasury Bonds, 4.5%, 2/15/36	79,129,000	102,858,442
U.S. Treasury Bonds, 5%, 5/15/37	2,552,000	3,547,081
U.S. Treasury Bonds, 4.5%, 8/15/39	43,514,100	56,477,124
U.S. Treasury Bonds, 2.875%, 5/15/43	14,851,000	14,684,699
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	83,427,647
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	48,951,707
U.S. Treasury Notes, 0.75%, 6/30/17 (f)	217,011,000	217,330,223
U.S. Treasury Notes, 2.75%, 2/15/19	68,725,900	72,257,930
U.S. Treasury Notes, 1%, 6/30/19	68,706,000	68,064,561
U.S. Treasury Notes, 1.625%, 6/30/19	168,000,000	170,082,528
U.S. Treasury Notes, TIPS, 2%, 1/15/16	10,506,300	10,495,489

		$849,315,106
Universities - Colleges - 0.2%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	$2,655,000	$3,545,222
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	5,310,000	6,979,889

		$10,525,111

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 2.1%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$8,174,000	$8,899,034
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	4,889,595
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,703,387
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,366,000	3,679,371
Dominion Resources, Inc., 3.9%, 10/01/25	3,156,000	3,199,136
Dominion Resources, Inc., 3.625%, 12/01/24	16,659,000	16,645,390
EDP Finance B.V., 5.25%, 1/14/21 (n)	14,794,000	15,495,739
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	5,790,848
Exelon Generation Co. LLC, 4.25%, 6/15/22	9,106,000	9,278,941
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	4,538,826
PPL Corp., 3.5%, 12/01/22	3,600,000	3,637,476
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	12,727,736

		$93,485,479
Total Bonds (Identified Cost, $4,276,358,847)		$4,280,808,205

Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	258,934,266	$258,934,266
Total Investments (Identified Cost, $4,535,293,113)		$4,539,742,471

Other Assets, Less Liabilities - (2.2)%		(97,547,863)
Net Assets - 100.0%		$4,442,194,608

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $541,278,440 representing 12.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

21

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, FRN, 1.417%, 4/20/25	3/12/14	$13,354,435	$13,297,861
Bayview Commercial Asset Trust, FRN, 0.507%, 8/25/35	6/09/05	360,876	323,046
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	790,839	27,838
Bayview Commercial Asset Trust, FRN, 0.467%, 4/25/36	2/23/06	286,355	255,914
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	644,917	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	606,492	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	914,639	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	0	2
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	2,695,478	1,696,728
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.55%, 8/01/24	4/02/15	8,769,295	8,738,609
Commercial Mortgage Asset Trust, FRN, 0.487%, 1/17/32	8/25/03-4/09/12	6,982	7,070
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	3/23/15	12,006,561	11,765,389
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.7%, 1/15/25	09/19/14	10,825,907	10,773,851
Falcon Franchise Loan LLC, FRN, 6.621%, 1/05/23	1/18/02-3/23/11	1,314	3,670
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25	1/29/03-3/23/11	17,952	58,816
First Union National Bank Commercial Mortgage, FRN, 1.468%, 1/12/43	12/11/03-4/09/12	0	1,694
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.715%, 1/17/26	7/24/14-09/09/14	11,814,036	11,727,959
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.597%, 4/10/28	3/25/14	7,292,952	7,270,499
Hyundai Capital America, 2.4%, 10/30/18	10/27/15	3,540,576	3,541,783
Morgan Stanley Capital I, Inc., FRN, 1.449%, 3/15/31	6/10/03	4,850	8
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.35%, 10/15/20	10/23/15	12,702,870	12,702,868

22

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Preferred Term Securities XIX Ltd., CDO, FRN, 0.687%, 12/22/35	9/08/05-3/28/11	$5,551,581	$3,917,098
SES S.A., 5.3%, 4/04/43	1/08/14	3,967,291	4,035,343
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25	9/21/15	7,440,179	7,486,917
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,042,648
Total Restricted Securities			$102,675,614
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/15

Futures Contracts at 10/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond (Long)	USD	80	$12,780,000	December - 2015	$77,845

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	200	$25,537,500	December - 2015	$(119,473)

Cleared Swap Agreements at 10/31/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	22,334,400	Merrill Lynch International (a)	(1)	5.00% (fixed rate	)	$(1,409,905)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America High Yield Index.
(a)	Net unamortized premium received by the fund amounted to $1,609,261.

At October 31, 2015, the fund had liquid securities with an aggregate value of $1,020,498 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,276,358,847)	$4,280,808,205
Underlying affiliated funds, at cost and value	258,934,266
Total investments, at value (identified cost, $4,535,293,113)	$4,539,742,471
Cash	16,577
Receivables for
Due from brokers (net unamortized premiums received, $1,609,261)	3,956
Daily variation margin on open futures contracts	69,375
Investments sold	11,225,448
TBA sale commitments	11,575,360
Fund shares sold	9,084,151
Interest	32,833,927
Receivable from investment adviser	17,703
Total assets	$4,604,568,968
Liabilities
Payables for
Distributions	$2,540,872
Daily variation margin on open cleared swap agreements	20,358
Investments purchased	88,419,643
TBA purchase commitments	65,715,425
Fund shares reacquired	4,280,410
Payable to affiliates
Shareholder servicing costs	1,126,812
Distribution and service fees	40,721
Program manager fees	30
Payable for independent Trustees’ compensation	7
Accrued expenses and other liabilities	230,082
Total liabilities	$162,374,360
Net assets	$4,442,194,608
Net assets consist of
Paid-in capital	$4,453,682,349
Unrealized appreciation (depreciation) on investments	4,607,086
Accumulated net realized gain (loss) on investments	(11,046,421)
Accumulated distributions in excess of net investment income	(5,048,406)
Net assets	$4,442,194,608
Shares of beneficial interest outstanding	415,230,794

24

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,587,932,396	148,453,763	$10.70
Class B	29,021,849	2,709,650	10.71
Class C	137,523,162	12,841,326	10.71
Class I	1,041,224,016	97,324,111	10.70
Class R1	3,872,455	361,489	10.71
Class R2	50,852,885	4,756,648	10.69
Class R3	85,162,047	7,963,323	10.69
Class R4	119,329,954	11,154,707	10.70
Class R5	1,379,786,448	128,965,307	10.70
Class 529A	4,459,131	417,490	10.68
Class 529B	372,668	34,790	10.71
Class 529C	2,657,597	248,190	10.71

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.17 [100 / 95.75 x $10.70] and $11.15 [100 / 95.75 x $10.68], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$75,521,132
Dividends from underlying affiliated funds	93,603
Total investment income	$75,614,735
Expenses
Management fee	$10,667,120
Distribution and service fees	3,028,498
Program manager fees	3,864
Shareholder servicing costs	1,680,503
Administrative services fee	317,810
Independent Trustees’ compensation	30,098
Custodian fee	137,380
Shareholder communications	236,094
Audit and tax fees	38,109
Legal fees	17,245
Miscellaneous	166,246
Total expenses	$16,322,967
Reduction of expenses by investment adviser and distributor	(1,620,299)
Net expenses	$14,702,668
Net investment income	$60,912,067
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(5,029,992)
Futures contracts	1,492,471
Swap agreements	(213,356)
Net realized gain (loss) on investments	$(3,750,877)
Change in unrealized appreciation (depreciation)
Investments	$(97,078,221)
Futures contracts	(313,574)
Swap agreements	199,356
Net unrealized gain (loss) on investments	$(97,192,439)
Net realized and unrealized gain (loss) on investments	$(100,943,316)
Change in net assets from operations	$(40,031,249)

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/15 (unaudited)	Year ended 4/30/15
From operations
Net investment income	$60,912,067	$109,740,826
Net realized gain (loss) on investments	(3,750,877)	51,061,606
Net unrealized gain (loss) on investments	(97,192,439)	8,178,215
Change in net assets from operations	$(40,031,249)	$168,980,647
Distributions declared to shareholders
From net investment income	$(67,768,992)	$(124,053,696)
From net realized gain on investments	—	(16,119,295)
Total distributions declared to shareholders	$(67,768,992)	$(140,172,991)
Change in net assets from fund share transactions	$(42,218,823)	$572,651,239
Total change in net assets	$(150,019,064)	$601,458,895
Net assets
At beginning of period	4,592,213,672	3,990,754,777
At end of period (including accumulated distributions in excess of net investment income of $5,048,406 and undistributed net investment income of $1,808,519, respectively)	$4,442,194,608	$4,592,213,672

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.96		$10.89	$11.13	$10.84	$10.57	$10.30
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.30	$0.29	$0.35	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.15	(0.21)	0.35	0.32	0.29
Total from investment operations	$(0.10)		$0.42	$0.09	$0.64	$0.67	$0.68
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.33)	$(0.35)	$(0.40)	$(0.41)
From net realized gain on investments	—		(0.04)	(0.00) (w)	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.33)	$(0.35)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$10.70		$10.96	$10.89	$11.13	$10.84	$10.57
Total return (%) (r)(s)(t)(x)	(0.91)	(n)	3.89	0.92	5.97	6.42	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.90	0.91	0.92	0.91
Expenses after expense reductions (f)	0.74	(a)	0.77	0.79	0.81	0.82	0.81
Net investment income	2.65	(a)	2.46	2.74	2.63	3.27	3.72
Portfolio turnover	29	(n)	72	52	95	59	67
Net assets at end of period (000 omitted)	$1,587,932		$1,495,612	$1,153,059	$1,133,559	$1,009,130	$900,575

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class B			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.97		$10.90	$11.15		$10.86	$10.58	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.22		$0.21	$0.27	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.14	(0.22)		0.35	0.32	0.30
Total from investment operations	$(0.14)		$0.33	$—		$0.56	$0.59	$0.60
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.25)		$(0.27)	$(0.31)	$(0.33)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.26)	$(0.25)		$(0.27)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$10.71		$10.97	$10.90		$11.15	$10.86	$10.58
Total return (%) (r)(s)(t)(x)	(1.28	)(n)	3.12	0.08		5.18	5.70	5.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.65		1.66	1.67	1.66
Expenses after expense reductions (f)	1.49	(a)	1.52	1.54		1.56	1.60	1.61
Net investment income	1.90	(a)	1.72	2.00		1.88	2.48	2.91
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$29,022		$30,730	$33,000		$43,999	$43,939	$41,493
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class C			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.97		$10.90	$11.15		$10.86	$10.58	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.20		$0.20	$0.26	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		0.14	(0.21)		0.35	0.33	0.29
Total from investment operations	$(0.15)		$0.32	$(0.01)		$0.55	$0.59	$0.59
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.24)		$(0.26)	$(0.31)	$(0.32)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.24)		$(0.26)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.71		$10.97	$10.90		$11.15	$10.86	$10.58
Total return (%) (r)(s)(t)(x)	(1.33	)(n)	3.02	(0.03)		5.08	5.62	5.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.65		1.66	1.67	1.66
Expenses after expense reductions (f)	1.59	(a)	1.62	1.65		1.66	1.67	1.66
Net investment income	1.80	(a)	1.61	1.90		1.78	2.41	2.86
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$137,523		$135,948	$115,495		$161,290	$153,898	$135,007

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.96		$10.89	$11.14	$10.85	$10.57	$10.30
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.31	$0.31	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.14	(0.21)	0.35	0.32	0.30
Total from investment operations	$(0.09)		$0.43	$0.10	$0.66	$0.69	$0.70
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.35)	$(0.37)	$(0.41)	$(0.43)
From net realized gain on investments	—		(0.04)	(0.00) (w)	—	—	—
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.35)	$(0.37)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$10.70		$10.96	$10.89	$11.14	$10.85	$10.57
Total return (%) (r)(s)(x)	(0.84	)(n)	4.05	0.98	6.13	6.68	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64	0.65	0.66	0.67	0.66
Expenses after expense reductions (f)	0.59	(a)	0.62	0.64	0.66	0.67	0.66
Net investment income	2.80	(a)	2.60	2.89	2.80	3.41	3.87
Portfolio turnover	29	(n)	72	52	95	59	67
Net assets at end of period (000 omitted)	$1,041,224		$1,274,021	$976,838	$1,028,060	$1,883,416	$1,470,218

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R1			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.97		$10.90	$11.15		$10.86	$10.59	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.20		$0.20	$0.26	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		0.14	(0.21)		0.35	0.32	0.30
Total from investment operations	$(0.15)		$0.32	$(0.01)		$0.55	$0.58	$0.60
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.24)		$(0.26)	$(0.31)	$(0.32)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.24)		$(0.26)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.71		$10.97	$10.90		$11.15	$10.86	$10.59
Total return (%) (r)(s)(x)	(1.33	)(n)	3.02	(0.03)		5.07	5.52	5.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.65		1.66	1.67	1.66
Expenses after expense reductions (f)	1.59	(a)	1.62	1.64		1.66	1.67	1.66
Net investment income	1.79	(a)	1.60	1.89		1.78	2.42	2.86
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$3,872		$4,153	$3,093		$3,310	$3,117	$2,969

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R2			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.95		$10.88	$11.13		$10.84	$10.56	$10.29
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.26		$0.25	$0.31	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.15	(0.22)		0.35	0.33	0.30
Total from investment operations	$(0.12)		$0.38	$0.04		$0.60	$0.64	$0.65
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.29)		$(0.31)	$(0.36)	$(0.38)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.29)		$(0.31)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$10.69		$10.95	$10.88		$11.13	$10.84	$10.56
Total return (%) (r)(s)(x)	(1.09	)(n)	3.53	0.47		5.60	6.15	6.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.15		1.16	1.17	1.16
Expenses after expense reductions (f)	1.09	(a)	1.12	1.15		1.16	1.17	1.16
Net investment income	2.30	(a)	2.12	2.40		2.29	2.93	3.37
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$50,853		$49,623	$42,233		$43,889	$45,433	$41,076

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R3			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.95		$10.88	$11.13		$10.84	$10.57	$10.29
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$0.29		$0.28	$0.34	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		0.15	(0.22)		0.35	0.32	0.30
Total from investment operations	$(0.11)		$0.41	$0.07		$0.63	$0.66	$0.68
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)		$(0.34)	$(0.39)	$(0.40)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.34)	$(0.32)		$(0.34)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$10.69		$10.95	$10.88		$11.13	$10.84	$10.57
Total return (%) (r)(s)(x)	(0.96	)(n)	3.79	0.72		5.87	6.32	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.90		0.91	0.92	0.91
Expenses after expense reductions (f)	0.84	(a)	0.87	0.89		0.91	0.92	0.91
Net investment income	2.55	(a)	2.36	2.65		2.52	3.16	3.62
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$85,162		$71,742	$48,842		$53,863	$41,177	$29,493

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R4			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.96		$10.88	$11.13		$10.84	$10.57	$10.30
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.28	$0.31		$0.30	$0.36	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.16	(0.22)		0.36	0.32	0.30
Total from investment operations	$(0.09)		$0.44	$0.09		$0.66	$0.68	$0.70
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.34)		$(0.37)	$(0.41)	$(0.43)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.34)		$(0.37)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$10.70		$10.96	$10.88		$11.13	$10.84	$10.57
Total return (%) (r)(s)(x)	(0.84	)(n)	4.15	0.97		6.13	6.58	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64	0.65		0.67	0.67	0.66
Expenses after expense reductions (f)	0.59	(a)	0.61	0.65		0.67	0.67	0.66
Net investment income	2.81	(a)	2.59	2.90		2.75	3.40	3.87
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$119,330		$150,418	$68,289		$84,048	$46,209	$32,336

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.96		$10.89	$11.14	$10.85	$10.57	$10.30
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.32	$0.31	$0.35	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		0.14	(0.22)	0.32	0.33	0.29
Total from investment operations	$(0.09)		$0.44	$0.10	$0.63	$0.68	$0.69
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.35)	$(0.34)	$(0.40)	$(0.42)
From net realized gain on investments	—		(0.04)	(0.00) (w)	—	—	—
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(0.35)	$(0.34)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$10.70		$10.96	$10.89	$11.14	$10.85	$10.57
Total return (%) (r)(s)(x)	(0.79	)(n)	4.15	1.07	6.21	6.57	6.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.55	0.57	0.77	0.76
Expenses after expense reductions (f)	0.49	(a)	0.53	0.55	0.57	0.77	0.76
Net investment income	2.91	(a)	2.72	2.99	2.82	3.30	3.78
Portfolio turnover	29	(n)	72	52	95	59	67
Net assets at end of period (000 omitted)	$1,379,786		$1,371,926	$1,542,574	$1,222,616	$8,217	$5,643

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529A			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.94		$10.87	$11.11		$10.82	$10.55	$10.27
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.29		$0.29	$0.34	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.14	(0.21)		0.34	0.32	0.30
Total from investment operations	$(0.10)		$0.41	$0.08		$0.63	$0.66	$0.68
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.32)		$(0.34)	$(0.39)	$(0.40)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.32)		$(0.34)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$10.68		$10.94	$10.87		$11.11	$10.82	$10.55
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	3.84	0.86		5.92	6.37	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	1.00		1.02	1.02	1.02
Expenses after expense reductions (f)	0.78	(a)	0.81	0.84		0.87	0.88	0.92
Net investment income	2.62	(a)	2.43	2.72		2.59	3.21	3.63
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$4,459		$4,713	$4,032		$4,909	$3,934	$2,593

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529B			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.97		$10.90	$11.15		$10.86	$10.59	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.20		$0.19	$0.26	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.15	(0.22)		0.35	0.31	0.30
Total from investment operations	$(0.15)		$0.32	$(0.02)		$0.54	$0.57	$0.59
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.23)		$(0.25)	$(0.30)	$(0.31)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.23)		$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$10.71		$10.97	$10.90		$11.15	$10.86	$10.59
Total return (%) (r)(s)(t)(x)	(1.35	)(n)	2.96	(0.08)		5.02	5.46	5.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.74	1.75		1.76	1.77	1.76
Expenses after expense reductions (f)	1.64	(a)	1.67	1.69		1.71	1.73	1.76
Net investment income	1.75	(a)	1.56	1.84		1.73	2.39	2.76
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$373		$396	$395		$458	$428	$590

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/15 (unaudited)		Years ended 4/30
Class 529C			2015	2014		2013	2012	2011

Net asset value, beginning of period	$10.97		$10.90	$11.15		$10.85	$10.58	$10.31
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.20		$0.19	$0.25	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		0.15	(0.22)		0.36	0.32	0.29
Total from investment operations	$(0.15)		$0.32	$(0.02)		$0.55	$0.57	$0.58
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.23)		$(0.25)	$(0.30)	$(0.31)
From net realized gain on investments	—		(0.04)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.23)		$(0.25)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$10.71		$10.97	$10.90		$11.15	$10.85	$10.58
Total return (%) (r)(s)(t)(x)	(1.35	)(n)	2.97	(0.08)		5.12	5.47	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.74	1.75		1.76	1.77	1.76
Expenses after expense reductions (f)	1.64	(a)	1.67	1.70		1.71	1.73	1.76
Net investment income	1.75	(a)	1.56	1.84		1.73	2.34	2.77
Portfolio turnover	29	(n)	72	52		95	59	67
Net assets at end of period (000 omitted)	$2,658		$2,933	$2,905		$4,097	$3,617	$2,284

See Notes to Financial Statements

39

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

40

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from

41

Notes to Financial Statements (unaudited) – continued

a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

42

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$943,498,816	$—	$943,498,816
Non-U.S. Sovereign Debt	—	12,370	—	12,370
Municipal Bonds	—	10,525,111	—	10,525,111
U.S. Corporate Bonds	—	1,525,332,962	—	1,525,332,962
Residential Mortgage-Backed Securities	—	847,153,398	—	847,153,398
Commercial Mortgage-Backed Securities	—	422,318,603	—	422,318,603
Asset-Backed Securities (including CDOs)	—	197,431,549	—	197,431,549
Foreign Bonds	—	334,535,396	—	334,535,396
Mutual Funds	258,934,266	—	—	258,934,266
Total Investments	$258,934,266	$4,280,808,205	$—	$4,539,742,471

Other Financial Instruments
Futures Contracts	$(41,628)	$—	$—	$(41,628)
Swap Agreements	—	(1,409,905)	—	(1,409,905)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

43

Notes to Financial Statements (unaudited) – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$77,845	$(119,473)
Credit	Credit Default Swaps	—	(1,409,905)
Total		$77,845	$(1,529,378)

(a)	The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day variation margin for futures contracts and cleared swaps is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$1,492,471	$—
Credit	—	(213,356)
Total	$1,492,471	$(213,356)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(313,574)	$—
Credit	—	199,356
Total	$(313,574)	$199,356

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

44

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the

45

Notes to Financial Statements (unaudited) – continued

term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by

46

Notes to Financial Statements (unaudited) – continued

the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At October 31, 2015, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted

47

Notes to Financial Statements (unaudited) – continued

for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments and TBA sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded

48

Notes to Financial Statements (unaudited) – continued

under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended October 31, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

49

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/15
Ordinary income (including any short-term capital gains)	$134,228,286
Long-term capital gains	5,944,705
Total distributions	$140,172,991

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/15
Cost of investments	$4,535,418,668
Gross appreciation	85,231,483
Gross depreciation	(80,907,680)
Net unrealized appreciation (depreciation)	$4,323,803

As of 4/30/15
Undistributed ordinary income	24,089,066
Undistributed long-term capital gain	4,978,501
Other temporary differences	(12,815,861)
Net unrealized appreciation (depreciation)	80,060,794

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight

50

Notes to Financial Statements (unaudited) – continued

years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/15	Year ended 4/30/15	Six months ended 10/31/15	Year ended 4/30/15
Class A	$22,783,451	$36,547,463	$—	$5,124,353
Class B	327,627	653,924	—	121,250
Class C	1,441,926	2,400,447	—	489,843
Class I	16,961,438	32,834,645	—	4,584,496
Class R1	41,914	77,034	—	15,596
Class R2	652,756	1,128,667	—	178,978
Class R3	1,129,728	1,534,474	—	229,433
Class R4	1,917,650	2,836,939	—	292,165
Class R5	22,413,747	45,862,041	—	5,055,048
Class 529A	66,464	116,917	—	15,852
Class 529B	3,902	7,250	—	1,471
Class 529C	28,389	53,895	—	10,810
Total	$67,768,992	$124,053,696	$—	$16,119,295

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.50%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2015, this management fee reduction amounted to $157,050, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
0.74%	1.49%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.50%	0.79%	1.64%	1.64%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2016. For the six months

51

Notes to Financial Statements (unaudited) – continued

ended October 31, 2015, this reduction amounted to $671,509, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $226,829 and $289 for the six months ended October 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,930,827
Class B	0.75%	0.25%	1.00%	0.90%	148,262
Class C	0.75%	0.25%	1.00%	1.00%	683,787
Class R1	0.75%	0.25%	1.00%	1.00%	19,937
Class R2	0.25%	0.25%	0.50%	0.50%	125,408
Class R3	—	0.25%	0.25%	0.25%	98,817
Class 529A	—	0.25%	0.25%	0.14%	5,719
Class 529B	0.75%	0.25%	1.00%	1.00%	1,901
Class 529C	0.75%	0.25%	1.00%	1.00%	13,840
Total Distribution and Service Fees					$3,028,498

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2015 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $774,612 and is included in the reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares purchased prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2015, this waiver amounted to $14,744 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2016. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2015, this rebate amounted to $10, $205, $22, $214, and $1 for Class B, Class C, Class R3, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

52

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2015, were as follows:

Amount
Class A	$9,341
Class B	27,817
Class C	10,238
Class 529B	129
Class 529C	259

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2016, unless MFD elects to extend the waiver. For the six months ended October 31, 2015, this waiver amounted to $1,932 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$2,287	$1,144
Class 529B	190	95
Class 529C	1,387	693
Total Program Manager Fees and Waivers	$3,864	$1,932

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2015, the fee was $99,218, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,581,285.

53

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2015 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2015, the fee paid by the fund under this agreement was $5,257 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 12, 41, and 90 shares of Class R1, Class R3, and Class R5, respectively for an aggregate amount of $1,513.

(4) Portfolio Securities

For the six months ended October 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$776,584,918	$821,854,643
Investments (non-U.S. Government securities)	$494,222,913	$618,033,824

54

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,904,524	$257,140,949	55,347,063	$606,413,553
Class B	169,678	1,826,708	308,010	3,378,935
Class C	1,638,088	17,647,983	3,861,421	42,383,474
Class I	12,237,191	131,746,699	84,747,174	927,754,402
Class R1	62,843	677,876	190,680	2,092,124
Class R2	588,952	6,329,942	1,502,959	16,471,490
Class R3	2,093,402	22,506,373	2,903,651	31,851,448
Class R4	2,609,832	28,176,674	8,942,469	97,631,748
Class R5	8,116,376	87,709,537	17,178,995	188,189,806
Class 529A	30,978	332,804	110,611	1,208,551
Class 529B	6,410	68,875	7,231	79,314
Class 529C	16,248	174,601	66,867	735,815
	51,474,522	$554,339,021	175,167,131	$1,918,190,660

Shares issued to shareholders in reinvestment of distributions
Class A	1,775,768	$19,081,299	3,188,479	$34,953,691
Class B	25,479	274,196	58,635	643,480
Class C	101,340	1,090,418	190,590	2,091,436
Class I	629,446	6,767,715	1,126,287	12,351,965
Class R1	3,891	41,880	8,434	92,558
Class R2	59,024	633,993	117,129	1,283,301
Class R3	105,163	1,129,648	160,925	1,763,630
Class R4	152,385	1,638,320	240,994	2,642,382
Class R5	2,047,268	22,011,987	4,644,243	50,917,089
Class 529A	6,160	66,116	12,099	132,441
Class 529B	355	3,825	792	8,690
Class 529C	2,622	28,216	5,878	64,479
	4,908,901	$52,767,613	9,754,485	$106,945,142

55

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/15		Year ended 4/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,727,410)	$(147,588,083)	(27,960,136)	$(306,389,116)
Class B	(286,401)	(3,085,911)	(593,371)	(6,511,599)
Class C	(1,290,429)	(13,903,701)	(2,256,205)	(24,749,785)
Class I	(31,788,830)	(343,410,846)	(59,325,807)	(651,554,142)
Class R1	(83,674)	(900,475)	(104,334)	(1,145,900)
Class R2	(422,786)	(4,538,826)	(970,716)	(10,641,027)
Class R3	(784,418)	(8,438,277)	(1,003,170)	(10,991,927)
Class R4	(5,336,988)	(57,721,916)	(1,727,792)	(18,937,881)
Class R5	(6,385,873)	(68,699,611)	(38,324,862)	(419,996,270)
Class 529A	(50,411)	(540,772)	(62,937)	(688,384)
Class 529B	(8,046)	(86,482)	(8,225)	(90,374)
Class 529C	(38,084)	(410,557)	(71,904)	(788,158)
	(60,203,350)	$(649,325,457)	(132,409,459)	$(1,452,484,563)

Net change
Class A	11,952,882	$128,634,165	30,575,406	$334,978,128
Class B	(91,244)	(985,007)	(226,726)	(2,489,184)
Class C	448,999	4,834,700	1,795,806	19,725,125
Class I	(18,922,193)	(204,896,432)	26,547,654	288,552,225
Class R1	(16,940)	(180,719)	94,780	1,038,782
Class R2	225,190	2,425,109	649,372	7,113,764
Class R3	1,414,147	15,197,744	2,061,406	22,623,151
Class R4	(2,574,771)	(27,906,922)	7,455,671	81,336,249
Class R5	3,777,771	41,021,913	(16,501,624)	(180,889,375)
Class 529A	(13,273)	(141,852)	59,773	652,608
Class 529B	(1,281)	(13,782)	(202)	(2,370)
Class 529C	(19,214)	(207,740)	841	12,136
	(3,819,927)	$(42,218,823)	52,512,157	$572,651,239

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 11%, 10%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

56

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2015, the fund’s commitment fee and interest expense were $7,152 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,157,551	768,031,575	(582,254,860)	258,934,266

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$93,603	$258,934,266

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

58

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate

59

Board Review of Investment Advisory Agreement – continued

was higher than the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

61

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2015

*	Print name and title of each signing officer under his or her signature.